As filed with the Securities and Exchange Commission on December 3, 2004
                                    Investment Company Act file number 811-4179

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                              Cortland Trust, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 3/31

Date of reporting period: 09/30/2004

Item 1: Report to Stockholders
--------------------------------------------------------------------------------
CORTLAND                                                   600 Fifth Avenue
TRUST, INC.                                                New York, NY 10020
                                                           (212) 830-5200
================================================================================













Dear Shareholder:

We are pleased to present the semi-annual report of Cortland Trust, Inc. (the "Company") for the period April 1, 2004 through September 30, 2004.

The Cortland General Money Market Fund had 84,835 shareholder accounts and net assets of $4,615,807,574 as of September 30, 2004.

The U.S. Government Fund had 6,976 shareholder accounts and net assets of $389,881,707 as of September 30, 2004.

The Municipal Money Market Fund had 4,780 shareholder accounts and net assets of $231,172,611 as of September 30, 2004.

We thank you for your support of Cortland Trust, Inc., and look forward to continuing to serve your cash management needs.

Sincerely,


/s/Steven W. Duff


Steven W. Duff
President




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
ABOUT YOUR FUND'S EXPENSES
(UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period April 1, 2004 through September 30, 2004 and held for the entire period.

The table below illustrates your fund's costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical 5% return. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% per year before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the fund's actual return-the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.


----------------------------------------------------------------------------------------------------------------------
                                       Beginning Account    Ending Account Value
 Actual Fund Return                      Value 4/1/04            9/30/04            Expenses Paid During the Period(a)
----------------------------------------------------------------------------------------------------------------------


Cortland General Money Market Fund
Cortland  shares                          $1,000.00             $1,001.80                        $4.92
Short Term Fund shares                     1,000.00              1,001.80                         5.02
Advantage shares                           1,000.00              1,002.30                         4.52
Xpress shares (b)                             n/a                   n/a                           n/a
----------------------------------------------------------------------------------------------------------------------
U.S.  Government Fund
Cortland shares                           $1,000.00             $1,001.30                        $4.97
Advantage shares                           1,000.00              1,001.70                         4.52
----------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund
Cortland shares                           $1,000.00             $1,000.90                        $5.02
Advantage shares                           1,000.00              1,001.40                         4.52
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================


-------------------------------------------------------------------------------------------------------------------------
                                              Beginning Account     Ending Account Value      Expenses Paid During the
        Hypothetical 5% Return                   Value 4/1/04            9/30/04                     Period(a)
-------------------------------------------------------------------------------------------------------------------------


  Cortland General Money Market Fund
   Cortland shares                               $1,000.00              $1,020.16                    $4.96
   Short Term Fund shares                         1,000.00               1,020.05                     5.06
   Advantage shares                               1,000.00               1,020.56                     4.56
   Xpress shares (b)                                n/a                     n/a                        n/a
-------------------------------------------------------------------------------------------------------------------------
  U.S. Government Fund
   Cortland shares                               $1,000.00              $1,020.10                    $5.01
   Advantage shares                               1,000.00               1,020.56                     4.56
-------------------------------------------------------------------------------------------------------------------------
  Municipal Money Market Fund
   Cortland shares                               $1,000.00              $1,020.05                    $5.06
   Advantage shares                               1,000.00               1,020.56                     4.56
-------------------------------------------------------------------------------------------------------------------------

Note that the expenses in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a "Sales Load". The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund's expenses, including annual expense ratios for the past five years in the Notes to Financial Statement section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.








(a) Expenses are equal to the Fund's annualized expense ratios of 0.98%, 1.00%, and 0.90%, for Cortland General Money Market Fund's Cortland shares, Short Term Fund shares and Advantage shares, respectively and 0.99%, and 0.90% for the U.S. Government Fund's Cortland shares and Advantage shares, respectively and 1.00%, and 0.90% for the Municipal Money Market Fund's Cortland shares and Advantage Shares, respectively, multiplied by the average account value over the period (April 1, 2004 through September 30, 2004), multiplied by 183/365 (to reflect the most recent fiscal half-year).

(b) As of September 30, 2004, the Xpress shares of Cortland General Money Market Fund had not completed six months of operations.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004
(UNAUDITED)
================================================================================


     Face                                                                  Maturity                       Value
    Amount                                                                  Date          Yield          (Note 1)
    ------                                                                  ----          ------          ------
Asset Backed Commercial Paper (16.80%)
------------------------------------------------------------------------------------------------------------------------------------

$  25,000,000  ASAP Funding Limited                                       12/20/04          1.90%    $   24,894,445
  100,000,000  FCAR Owner Trust                                           10/06/04          1.66         99,976,945
   43,500,000  FCAR Owner Trust                                           11/09/04          1.63         43,423,186
   70,000,000  Fountain Square Commercial Funding                         11/10/04          1.63         69,873,222
   25,000,000  Govco Incorporated                                         11/10/04          1.64         24,954,722
   30,000,000  Greyhawk Funding                                           10/13/04          1.58         29,984,200
   30,000,000  Greyhawk Funding                                           10/05/04          1.51         29,995,000
   35,000,000  Greyhawk Funding                                           10/06/04          1.68         34,991,882
   50,000,000  Greyhawk Funding                                           11/12/04          1.82         49,894,417
   30,000,000  Lockhart Funding LLC                                       11/16/04          1.85         29,929,467
   38,000,000  Lockhart Funding LLC                                       11/17/04          1.86         37,907,723
   75,000,000  Lockhart Funding LLC                                       11/18/04          1.85         74,816,493
   50,000,000  Lockhart Funding LLC                                       11/08/04          1.66         49,912,389
   15,000,000  Long Lane Master Trust IV - Series A (a)                   10/12/04          1.52         14,993,079
   20,868,000  Long Lane Master Trust IV - Series A (a)                   10/22/04          1.80         20,846,210
   24,000,000  Long Lane Master Trust IV - Series A (a)                   11/22/04          1.66         23,942,453
   50,000,000  Market Street Funding                                      10/18/04          1.73         49,959,389
   65,000,000  Market Street Funding                                      10/19/04          1.77         64,942,475
-------------                                                                                        --------------
  776,368,000  Total Asset Backed Commercial Paper                                                      775,237,697
-------------                                                                                        --------------
Commercial Paper (6.17%)
------------------------------------------------------------------------------------------------------------------------------------
$  45,000,000  Citibank, N.A.                                             11/12/04          1.64%    $   44,913,900
   15,000,000  Cornell University - Series 2004A                          11/09/04          1.74         14,971,888
   75,000,000  General Electric Capital Corporation                       12/15/04          1.81         74,717,187
   35,207,000  Lexington Parker Capital                                   10/12/04          1.52         35,190,756
   25,000,000  Lexington Parker Capital                                   11/10/04          1.31         24,963,889
   10,000,000  Texas PFA Unemployment Compensation - Series D-2           11/03/04          1.10         10,000,000
   10,000,000  The John Hopkins University - Series C                     11/17/04          1.67         10,000,000
   70,000,000  UBS Finance (Delaware) LLC                                 10/01/04          1.88         70,000,000
-------------                                                                                        --------------
  285,207,000  Total Commercial Paper                                                                   284,757,620
-------------                                                                                        --------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================



     Face                                                                  Maturity                       Value
    Amount                                                                  Date          Yield          (Note 1)
    ------                                                                  ----          ------          ------
Domestic Certificate of Deposit (0.76%)
------------------------------------------------------------------------------------------------------------------------------------

$  35,000,000  Marshall & Ilsley Bank                                     12/29/04          1.92%    $   35,000,000
------------                                                                                         --------------
   35,000,000  Total Domestic Certificate of Deposit                                                     35,000,000
-------------                                                                                        --------------
Eurodollar Certificates of Deposit (2.17%)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  Deutsche Bank A.G.                                         11/12/04          1.60%    $   50,000,581
   50,000,000  Societe Generale                                           10/07/04          1.50         50,000,083
-------------                                                                                        --------------
  100,000,000  Total Eurodollar Certificates of Deposit                                                 100,000,664
-------------                                                                                        --------------
Floating Rate Securities (4.74%)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  Bank of America (b)                                        01/28/05          1.80%    $   50,000,000
   25,000,000  Barclays Bank, PLC (c)                                     03/24/05          1.77         24,997,588
   14,000,000  CFM International, Inc. Guaranteed Notes
               - Series 1999A (d)
               LOC General Electric Company                               01/01/10          1.84         14,000,000
   65,000,000  COS-MAR Company (GE Petrochemical) (e)
               LOC General Electric Company                               06/24/05          1.85         65,000,000
   15,000,000  General Electric Capital Corporation Extendible
               Monthly Securities (f)                                     10/17/05          1.87         15,000,000
   50,000,000  The Goldman Sachs Group L.P. (g)                           04/13/05          1.77         50,000,000
-------------                                                                                        --------------
  219,000,000  Total Floating Rate Securities                                                           218,997,588
-------------                                                                                        --------------
Foreign Commercial Paper (19.21%)
------------------------------------------------------------------------------------------------------------------------------------
$  73,000,000  Alliance & Leicester PLC                                   10/12/04          1.24%    $   72,972,418
   30,000,000  Alliance & Leicester PLC                                   11/05/04          1.23         29,964,708
   35,000,000  Alliance & Leicester PLC                                   12/29/04          1.32         34,886,649
   50,000,000  Banco Bilbao Vizcaya Argentaria S.A.                       10/01/04          1.59         50,000,000
   54,000,000  Banco Bilbao Vizcaya Argentaria S.A.                       11/01/04          1.67         53,922,810
   60,000,000  Banco Bilbao Vizcaya Argentaria S.A.                       12/20/04          1.86         59,753,333
   20,000,000  Banco Santander Puerto Rico                                10/25/04          1.79         19,976,133
   50,000,000  Depfa Bank PLC                                             10/01/04          1.51         50,000,000
   30,000,000  Depfa Bank PLC                                             11/04/04          1.60         29,954,667
   30,000,000  Depfa Bank PLC                                             11/10/04          1.64         29,945,500
   40,000,000  Depfa Bank PLC                                             12/10/04          1.87         39,855,333
   50,000,000  HBOS Treasury Services                                     11/16/04          1.63         49,895,861
   50,000,000  HBOS Treasury Services                                     11/18/04          1.66         49,890,000
   50,000,000  HBOS Treasury Services                                     11/19/04          1.65         49,887,708

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2004
(UNAUDITED)
================================================================================



     Face                                                                  Maturity                       Value
    Amount                                                                  Date          Yield          (Note 1)
    ------                                                                  ----          ------          ------
Foreign Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------

$  65,000,000  Northern Rock PLC                                          10/14/04          1.53%    $   64,964,322
   25,000,000  Northern Rock PLC                                          11/16/04          1.66         24,946,972
   15,700,000  Yorkshire Building Society                                 10/07/04          1.53         15,696,023
   46,900,000  Yorkshire Building Society                                 10/08/04          1.53         46,886,138
   30,000,000  Yorkshire Building Society                                 11/09/04          1.61         29,947,838
   30,000,000  Yorkshire Building Society                                 11/15/04          1.64         29,938,500
   53,573,000  Yorkshire Building Society                                 12/01/04          1.85         53,405,064
-------------                                                                                        --------------
  888,173,000  Total Foreign Commercial Paper                                                           886,689,977
-------------                                                                                        --------------
Letter of Credit Commercial Paper (13.11%)
------------------------------------------------------------------------------------------------------------------------------------
$ 100,000,000  Banco Bradesco, S.A.
               LOC Calyon                                                 12/14/04          1.92%    $   99,615,611
   25,000,000  Banco Bradesco, S.A.
               LOC Calyon                                                 12/15/04          1.92         24,901,562
   21,000,000  Banco Continental de Panama, S.A.
               LOC Calyon                                                 06/03/05          2.22         20,688,442
   49,000,000  Banco Cuscatlan, S.A.
               LOC ING Bank NV                                            10/01/04          1.54         49,000,000
   90,350,000  Banco Rio de La Plata, S.A.
               LOC Banco Santander                                        06/17/05          2.44         88,802,957
   20,000,000  Banco Rio de La Plata, S.A.
               LOC Banco Santander                                        06/17/05          2.51         19,647,472
   25,000,000  Cofco Capital Corporation
               LOC Rabobank Nederland                                     11/16/04          1.86         24,940,903
   30,000,000  Cofco Capital Corporation
               LOC Rabobank Nederland                                     11/22/04          1.87         29,919,400
   25,000,000  Louis Dreyfus Corporation
               LOC Calyon                                                 10/07/04          1.70         24,993,042
   33,000,000  Louis Dreyfus Corporation
               LOC Calyon                                                 10/12/04          1.70         32,982,959
   50,000,000  Louis Dreyfus Corporation
               LOC Barclays Bank PLC                                      10/29/04          1.79         49,930,389
   40,000,000  Louis Dreyfus Corporation
               LOC Barclays Bank PLC                                      11/01/04          1.80         39,938,344


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                  Maturity                       Value
    Amount                                                                  Date          Yield          (Note 1)
    ------                                                                  ----          ------          ------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  NATC California LLC
               LOC Chase Manhattan Bank, N.A.                             10/18/04          1.56%    $   49,963,403
   50,000,000  Windmill Funding Corporation
               LOC ABM AMRO Bank, N.A.                                    10/08/04          1.68         49,983,764
-------------                                                                                        --------------
  608,350,000  Total Letter of Credit Commercial Paper                                                  605,308,248
-------------                                                                                        --------------
Loan Participations (0.54%)
------------------------------------------------------------------------------------------------------------------------------------
$  15,000,000  Army and Air Force Exchange Service with JPMorgan
               Chase & Company                                            12/15/04          1.79%    $   15,000,000
   10,000,000  Equitable Life Assurance Society with JPMorgan
               Chase and Company (g)                                      03/21/05          1.84         10,000,000
-------------                                                                                        --------------
   25,000,000  Total Loan Participations                                                                 25,000,000
-------------                                                                                        --------------
Master Note & Promissory Note (1.30%)
------------------------------------------------------------------------------------------------------------------------------------
$  60,000,000  The Goldman Sachs Group L.P.                               02/18/05          1.91%    $   60,000,000
-------------                                                                                        --------------
   60,000,000  Total Master Note & Promissory Note                                                       60,000,000
-------------                                                                                        --------------
Other Notes (0.47%)
------------------------------------------------------------------------------------------------------------------------------------
$   4,005,460  Kansas City, KS (Unified Government of Wyandotte)
               - Series 2004-VI                                           04/01/05          2.20%    $    4,005,460
   15,130,000  State of Michigan GO (School Loan Board)
               - Series 2004B                                             12/01/04          1.40         15,130,000
    2,650,000  Waunakee Community School District BAN                     04/01/05          1.42          2,651,688
-------------                                                                                        --------------
   21,785,460  Total Other Notes                                                                         21,787,148
-------------                                                                                        --------------
Repurchase Agreements (2.34%)
------------------------------------------------------------------------------------------------------------------------------------
$  45,000,000  Bank of America, purchased on 09/30/04, 1.80%, due 10/01/04, repurchase proceeds at maturity $45,002,250
               (Collateralized by $47,561,643, GNMA, 0.000% to 5.000%,
               due 06/16/31 to 07/20/34, value $45,900,000)               10/01/04          1.80%    $   45,000,000

   33,000,000  JPMorgan Securities, Inc., purchased on 09/30/04, 1.83%, due 10/01/04,repurchase proceeds at maturity $33,001,678
               (Collateralized by $36,380,000, GNMA, 5.000%,due 02/15/34,
               value $33,662,744)                                         10/01/04          1.83         33,000,000

   30,000,000  UBS Paine Webber, purchased on 09/30/04, 1.80%, due 10/01/04, repurchase proceeds at maturity
               $30,001,500 (Collateralized by $80,854,867, GNMA,
               3.000% to 6.000%, due 07/15/29 to 05/20/33,
               value $30,600,854)                                         10/01/04          1.80         30,000,000
-------------                                                                                        --------------
  108,000,000  Total Repurchase Agreements                                                              108,000,000
-------------                                                                                        --------------
Short Term Bank Note (1.62%)
--------------------------------------------------------------------------------------------------------------------
$  25,000,000  Bank of America Notes                                      11/12/04          1.65%    $   25,000,000
   50,000,000  Harris Trust                                               10/04/04          1.59         49,999,958
-------------                                                                                        --------------
   75,000,000  Total Short Term Bank Note                                                                74,999,958
-------------                                                                                        --------------


-------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2004
(UNAUDITED)
================================================================================

     Face                                                                  Maturity                       Value
    Amount                                                                  Date          Yield          (Note 1)
    ------                                                                  ----          ------          ------
Time Deposits (8.67%)
-------------------------------------------------------------------------------------------------------------------
$ 100,000,000  BNP Paribas                                                10/01/04          1.88%    $  100,000,000
  100,000,000  Dresdner Bank                                              10/01/04          1.85        100,000,000
  100,000,000  National Bank of Canada                                    10/01/04          1.88        100,000,000
  100,000,000  State Street Bank and Trust Company                        10/01/04          1.88        100,000,000
-------------                                                                                        --------------
  400,000,000  Total Time Deposits                                                                      400,000,000
-------------                                                                                        --------------
U.S. Government Agency Discount Note (0.43%)
------------------------------------------------------------------------------------------------------------------------------------
$  20,000,000  Federal National Mortgage Association                      05/27/05          1.81%    $   20,000,000
-------------                                                                                        --------------
   20,000,000  Total U.S. Government Agency Discount Note                                                20,000,000
-------------                                                                                        --------------
U.S. Government Agency Medium Term Notes (1.28%)
------------------------------------------------------------------------------------------------------------------------------------
$  25,000,000  Federal Home Loan Bank                                     06/08/05          2.02%    $   25,000,000
   25,000,000  Federal National Mortgage Association                      02/25/05          1.40         25,000,000
    8,900,000  Federal National Mortgage Association                      05/23/05          1.75          8,900,000
-------------                                                                                        --------------
   58,900,000  Total U.S. Government Agency Medium Term Notes                                            58,900,000
-------------                                                                                        --------------
Variable Rate Demand Instruments (h) (14.18%)
------------------------------------------------------------------------------------------------------------------------------------
$   2,045,000  361 Summit Blvd. LLC - Series 2003
               LOC First Commercial Bank                                  05/01/28          1.89%    $    2,045,000
    2,105,000  2150 Investment Company - Series 1997
               LOC Fifth Third Bank                                       02/01/17          1.84          2,105,000
    4,800,000  A&M Associates Project
               LOC US Bank, N.A.                                          12/01/34          1.89          4,800,000
    2,200,000  Adams County, CO Housing Agency
               (Semper Village Apartments) - Series 2004C
               Guaranteed by Federal National Mortgage Association        07/15/37          1.90          2,200,000
    6,800,000  Adelanto, CA Public Utility
               LOC California State Teachers Retirement System            11/01/34          1.85          6,800,000
    5,355,000  Albany Dougherty, GA Payroll IDA (Flint River
               Service, Inc. Project-B)
               LOC Columbus Bank & Trust Company                          05/01/17          2.19          5,355,000
      715,000  Alpine Capital Investment LLC
               LOC First of America                                       09/15/27          1.94            715,000
    3,500,000  Amerifreeze Partners I, LLC
               LOC Comerica Bank                                          02/01/21          1.89          3,500,000
      835,000  Andrews Laser Works Corporation
               LOC Firstar Bank                                           05/01/08          1.94            835,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================



     Face                                                                  Maturity                       Value
    Amount                                                                  Date          Yield          (Note 1)
    ------                                                                  ----          ------          ------
Variable Rate Demand Instruments (h) (Continued)
--------------------------------------------------------------------------------------------------------------------

$   1,980,000  Atlantic Tool & Die Company
               LOC Key Bank, N.A.                                         12/01/11          1.88%    $    1,980,000
    2,400,000  Atlantic Tool & Die Company - Series 2002
               LOC Key Bank, N.A.                                         03/01/17          1.88          2,400,000
    1,727,000  Barnes & Thornburg
               LOC Fifth Third Bank                                       07/01/08          1.84          1,727,000
    8,621,000  BB Auto Land of Roswell, LLC - Series 2003A
               LOC Bank of North Georgia                                  05/01/23          2.00          8,621,000
    2,830,000  BBC, LLC
               LOC Columbus Bank & Trust Company                          11/01/20          1.84          2,830,000
    1,000,000  Bennett Realty LLC
               LOC Fifth Third Bank                                       04/01/23          1.84          1,000,000
    1,205,000  Berkeley Square Retirement Center - Series 1998
               LOC Fifth Third Bank                                       02/01/13          1.91          1,205,000
    4,075,000  Bob Sumerel Tire Co, Inc. - Series 1999
               LOC Fifth Third Bank                                       04/01/19          1.84          4,075,000
    1,900,000  Brookville Enterprises
               LOC Fifth Third Bank                                       10/01/25          1.84          1,900,000
    2,000,000  Budd Office Building Associate (Partnership Project)
               - Series 1997
               LOC Comerica Bank                                          10/01/47          1.88          2,000,000
    3,150,000  Burke County, GA Development Authority IDRB
               (Lichtenberg Holdings II, LLC)
               LOC JPMorgan Chase and Company                             01/01/13          1.90          3,150,000
    8,470,000  Cambridge Gorbutt Mob, L.P. - Series 2003
               Guaranteed by Federal Home Loan Bank                       11/01/28          1.90          8,470,000
    5,640,000  Carmichael Imaging, LLC - Series 2002
               LOC Regions Bank                                           11/01/10          1.90          5,640,000
    5,300,000  CEGW, Inc.
               LOC PNC Bank, N.A.                                         03/31/09          1.72          5,300,000
    2,120,000  Central Michigan Inns, LLC
               LOC Michigan National Bank                                 04/01/30          1.89          2,120,000
    5,000,000  Charles K. Blandin Foundation - Series 2004
               LOC Wells Fargo Bank, N.A.                                 05/01/19          1.93          5,000,000
    5,100,000  Charles William Properties, LLC
               Guaranteed by Federal Home Loan Bank                       08/01/29          1.95          5,100,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2004
(UNAUDITED)
================================================================================

     Face                                                                  Maturity                       Value
    Amount                                                                  Date          Yield          (Note 1)
    ------                                                                  ----          ------          ------
Variable Rate Demand Instruments (h) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   3,950,000  Cheney Brothers, Inc.
               LOC First Union National Bank of North Carolina            12/01/16          1.91%    $    3,950,000
    1,000,000  Chuo Mubea Suspe Chuomuo
               LOC Fifth Third Bank                                       01/01/11          1.84          1,000,000
    2,990,000  Cinnamon Properties, Inc.
               LOC Firstar Bank                                           04/01/20          1.84          2,990,000
    2,750,000  Cirrus Development Ltd
               LOC US Bank, N.A.                                          05/01/14          1.84          2,750,000
    7,000,000  City & County of Denver, CO COPS - Series C
               LOC JPMorgan Chase and Company                             12/01/22          1.84          7,000,000
    2,000,000  City of Portland, OR EDRB (Broadway Project)
               - Series 2003B
               Insured by AMBAC Indemnity Corp.                           04/01/11          1.83          2,000,000
    1,525,000  Cole Investments LLC
               LOC Fifth Third Bank                                       07/01/19          1.84          1,525,000
    3,940,000  Columbus Area, Inc., OH
               LOC Key Bank, N.A.                                         07/01/24          1.88          3,940,000
   10,390,000  Columbus, GA Development Authority
               (Westdeutsche Landesbank, LLC Inverness II Project)
               - Series 2001
               LOC Columbus Bank & Trust Company                          12/01/21          1.92         10,390,000
    6,605,000  Columbus, GA Development Authority RB (Four J.S.
               Family, LLP Project)
               LOC Columbus Bank & Trust Company                          09/01/20          1.89          6,605,000
   12,605,000  Columbus, GA Development Authority RB
               (Four J.S. Family, LLP Project) - Series 2002
               LOC Columbus Bank & Trust Company                          12/01/22          1.90         12,605,000
    3,345,000  Columbus, GA Development Authority RB (Rivertown
               Pediatric Project)
               LOC Columbus Bank & Trust Company                          05/01/23          1.89          3,345,000
    1,525,000  Consolidated Equities, LLC - Series 1995
               LOC Old Kent Bank & Trust Co.                              12/01/25          1.94          1,525,000
   15,236,000  Cookeville Capital Corporation
               LOC Amsouth Bank, N.A.                                     07/01/23          1.94         15,236,000
    7,770,000  Country Club of the South - Series 2002
               LOC Bank of North Georgia                                  12/01/27          1.94          7,770,000
    6,500,000  County of Kent, MI                                         03/01/07          1.84          6,500,000
    5,050,000  Crestmont Nursing Home
               LOC Fifth Third Bank                                       03/01/24          1.79          5,050,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                  Maturity                       Value
    Amount                                                                  Date          Yield          (Note 1)
    ------                                                                  ----          ------          ------
Variable Rate Demand Instruments (h) (Continued)
------------------------------------------------------------------------------------------------------------------------------------

$   4,650,000  D & G Conduit LLC - Series 2003
               LOC Amsouth Bank, N.A.                                     10/01/23          1.90%    $    4,650,000
   12,050,000  D.G.Y. Real Estate LP - Series 2000A
               LOC PNC Bank, N.A.                                         05/01/20          1.72         12,050,000
    7,785,000  Daniel Land Company - Series 2004
               LOC Columbus Bank & Trust Company                          09/01/29          1.89          7,785,000
    2,260,000  Devin F. & Janis L. McCarthy - Series 1997
               LOC Firstar Bank                                           07/01/17          1.84          2,260,000
    6,750,000  Drury Inns, Inc.
               LOC First Commercial Bank                                  03/01/20          1.96          6,750,000
    3,955,000  Dussel Realty Investment LLC
               LOC National City Bank of Michigan/Illinois                02/01/18          1.89          3,955,000
    5,825,000  Eagle Landing IV, Ltd.
               LOC Regions Bank                                           09/01/26          1.84          5,825,000
    4,510,000  Eckert Seamans Cherin & Mellot, LLC - Series 2000
               LOC PNC Bank, N.A.                                         01/01/15          1.84          4,510,000
    1,000,000  Elmhurst Memorial Healthcare
               LOC Fifth Third Bank                                       01/01/34          1.79          1,000,000
    9,135,000  Elsinore Properties Ltd. - Series 1999
               LOC Fifth Third Bank                                       01/01/29          1.84          9,135,000
      900,000  Family Sports & Lifestyle RB
               LOC Fifth Third Bank                                       09/01/22          1.84            900,000
    1,500,000  Findlay Evangelical Church
               LOC Fifth Third Bank                                       11/01/30          1.84          1,500,000
    2,445,000  First Metropolitan Title Company
               LOC LaSalle National Bank                                  05/01/22          1.89          2,445,000
    1,570,000  First Park Place LLC
               LOC Fifth Third Bank                                       12/01/19          1.84          1,570,000
      870,000  Follow Thru Land and Development, LLC - Series 1998
               LOC Key Bank, N.A.                                         11/01/13          1.88            870,000
    1,400,000  G & J Properties
               LOC Fifth Third Bank                                       09/01/23          1.84          1,400,000
      260,000  G & J Land Management
               LOC Fifth Third Bank                                       12/01/17          1.84            260,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2004
(UNAUDITED)
================================================================================


     Face                                                                  Maturity                       Value
    Amount                                                                  Date          Yield          (Note 1)
    ------                                                                  ----          ------          ------
Variable Rate Demand Instruments (h) (Continued)
------------------------------------------------------------------------------------------------------------------------------------

$   4,165,000  Garden City Hospital Osteopathic - Series 1997
               LOC National City Bank of Michigan/Illinois                10/01/17          1.86%    $    4,165,000
    1,500,000  Genesee County, MI Taxable Obligation Notes                11/01/08          1.91          1,500,000
    1,685,000  Goson Project - Series 1997
               LOC First Merit Bank                                       11/01/17          1.89          1,685,000
    1,575,000  Great Expectations Ltd. (Bass Chevrolet) - Series 1996
               LOC Fifth Third Bank                                       07/01/17          1.89          1,575,000
    3,938,000  HB Leasing LLC
               LOC National City Bank of Michigan/Illinois                05/01/33          1.89          3,938,000
    1,610,000  HCH, LLC - Series 2000
               LOC Key Bank, N.A.                                         08/01/15          1.88          1,610,000
    2,570,000  Henderson, OH Regional Authority
               LOC Fifth Third Bank                                       07/01/23          1.84          2,570,000
    2,000,000  Hoosier Stamping Manufacturing Corp.
               LOC Fifth Third Bank                                       07/01/36          1.84          2,000,000
    1,100,000  Hope Realty, Ltd. & Harmony Realty (Kurtz Bros., Inc.)
               LOC Key Bank, N.A.                                         08/01/15          1.88          1,100,000
    1,785,000  Hopkins Property of Talladega LLC RB
               Guaranteed by Federal Home Loan Bank                       10/01/16          2.26          1,785,000
    2,100,000  Hopkins Waterhouse LLC Project
               LOC National City Bank of Michigan/Illinois                06/01/20          1.89          2,100,000
    2,380,000  HRH Capital LLC
               LOC National City Bank, Northwest                          03/01/22          1.89          2,380,000
    3,145,000  Hudson Toyota And Hyundai Realty LLC
               LOC Fifth Third Bank                                       04/01/23          1.84          3,145,000
    3,035,000  ILH LLC - Series 2003
               LOC Fifth Third Bank                                       04/01/28          1.84          3,035,000
    1,200,000  ILH LLC - Series 2004
               LOC Fifth Third Bank                                       07/01/34          1.84          1,200,000
    1,750,000  IOP Properties LLC
               LOC Fifth Third Bank                                       04/01/44          1.84          1,750,000
      635,000  Jake Sweeney Automotive, Inc.
               LOC Firstar Bank                                           04/01/10          1.84            635,000
    4,280,000  KBL Capital Fund, Inc. - Series 1995A
               LOC Old Kent Bank & Trust Co.                              07/01/05          1.84          4,280,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


     Face                                                                  Maturity                       Value
    Amount                                                                  Date          Yield          (Note 1)
    ------                                                                  ----          ------          ------
Variable Rate Demand Instruments (h) (Continued)
------------------------------------------------------------------------------------------------------------------------------------

$     780,000  KBL Capital Fund, Inc. (BH Reality Limited Partnership)
               LOC Old Kent Bank & Trust Co.                              05/01/21          1.84%    $      780,000
    4,380,000  KBL Capital Fund, Inc.
               LOC National City Bank of Michigan/Illinois                05/01/27          1.86          4,380,000
    2,605,000  Kingston Healthcare Company - Series 1997A
               LOC Fifth Third Bank                                       11/01/17          1.84          2,605,000
    1,995,000  Kingston Healthcare Company - Series 1998A
               LOC Fifth Third Bank                                       03/01/18          1.84          1,995,000
    1,395,000  Kissel Holdings, Inc. - Series 2000
               LOC Firstar Bank                                           12/01/20          1.94          1,395,000
    1,345,000  Kit Carson County, CO Agricultural Development RB
               (Midwest Farms, LLC) - Series 1997
               LOC Wells Fargo Bank, N.A.                                 06/01/27          1.84          1,345,000
    4,480,000  Kool Capital, LLC
               LOC Michigan National Bank                                 04/01/29          1.96          4,480,000
    2,375,000  L3 Corporation - Series 2002
               LOC Fifth Third Bank                                       11/01/17          1.84          2,375,000
    4,950,000  Lakeland Income Properties, LLC
               Guaranteed by Federal Home Loan Bank                       04/01/29          1.90          4,950,000
    9,750,000  Laminations, Inc. & Santana Products - Series 1999
               LOC PNC Bank, N.A.                                         08/31/15          1.72          9,750,000
    6,690,000  Laurel County, KY Industrial Building RB
               (Consolidated Biscuit Company Project)
               LOC Fifth Third Bank                                       03/01/15          1.89          6,690,000
   13,210,000  Lexington Financial Services Health Care RB - Series 2001
               LOC LaSalle National Bank                                  02/01/26          1.91         13,210,000
    3,350,000  Lock Inns, Inc.
               LOC Bank of North Georgia                                  02/01/23          2.11          3,350,000
    1,840,000  Lockland Development Company Ltd. - Series 2000
               LOC US Bank, N.A.                                          07/01/20          1.89          1,840,000
      560,000  LRC - B Wadsworth Investors, Ltd.
               LOC Firstar Bank                                           09/01/17          1.99            560,000
    8,175,000  Madison, WI Community Development Authority RB
               (Block 89 Project) - Series 1996A                          01/01/19          1.89          8,175,000
    6,375,000  Madison, WI Community Development Authority RB
               (Block 89 Project) - Series 2000                           07/01/20          1.89          6,375,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2004
(UNAUDITED)
================================================================================


     Face                                                                  Maturity                       Value
    Amount                                                                  Date          Yield          (Note 1)
    ------                                                                  ----          ------          ------
Variable Rate Demand Instruments (h) (Continued)
------------------------------------------------------------------------------------------------------------------------------------

$   1,000,000  Materials Processing Inc.
               LOC Fifth Third Bank                                       09/01/34          1.90%    $    1,000,000
    3,185,000  Maximum Principle Amount Limited Partnership
               (Riverview Medical Office Building)
               LOC National City Bank of Michigan/Illinois                11/01/17          1.89          3,185,000
    1,415,000  Miami River Stone Company
               LOC Firstar Bank                                           08/01/09          1.91          1,415,000
    1,000,000  Michigan Equity Group
               LOC Fifth Third Bank                                       04/01/34          1.84          1,000,000
    2,345,000  Michigan HEFA (Hope College) - Series 1996M
               LOC Old Kent Bank & Trust Co.                              10/01/16          1.94          2,345,000
      935,000  Milwaukee, WI (Historic Third Ward Parking Project)
               LOC Northern Trust Bank                                    09/01/28          1.94            935,000
    3,110,000  Mississippi Business Finance Corporation IDRB
               (Howard Industries, Inc.) - Series 1995
               LOC Amsouth Bank, N.A.                                     06/01/10          1.90          3,110,000
    7,225,000  Mississippi Business Finance Corporation, IDRB
               (Lextron-Visteon Leasing Project) - Series 2003
               LOC Fifth Third Bank                                       12/01/27          1.89          7,225,000
    5,000,000  Mississippi Business Finance Corporation IDRB
               (Pottery Barn Inc. Project)
               LOC Bank of America                                        06/01/24          1.84          5,000,000
    5,560,000  Mississippi Business Finance Corporation IDRB
               (TTW Farm Products Inc.)
               LOC Amsouth Bank, N.A.                                     11/01/11          1.90          5,560,000
    5,880,000  Mobile, AL Medical Clinic Board RB
               (Springhill Medical Complex) - Series 1996B
               LOC Amsouth Bank, N.A.                                     09/01/11          1.90          5,880,000
    8,260,000  Montgomery County, PA (Brookside Manor)
               Collateralized by Federal National Mortgage Association    08/15/31          1.83          8,260,000
    5,965,000  Montgomery County, PA (Kingswood Apartments Project)
               Collateralized by Federal National Mortgage Association    08/15/31          1.83          5,965,000
      865,000  Montgomery, AL IDB (The Jobs Company, LLC Project)
               - Series 1996C
               LOC Columbus Bank & Trust Company                          07/01/16          1.84            865,000
      200,000  Moose River Lumber Company, Inc.- Series 1997
               LOC Key Bank, N.A.                                         08/01/05          1.88            200,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


     Face                                                                  Maturity                       Value
    Amount                                                                  Date          Yield          (Note 1)
    ------                                                                  ----          ------          ------
Variable Rate Demand Instruments (h) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,305,000  Mount Carmel West Medical Office Building Limited
               Partnership
               LOC National City Bank of Michigan/Illinois                08/01/19          1.89%    $    1,305,000
    1,940,000  Mrs. K.C. Jordan & Associates, Inc.
               LOC Fifth Third Bank                                       04/01/23          1.84          1,940,000
    2,000,000  New Lexington Clinic, P.S.C.
               LOC Fifth Third Bank                                       05/01/18          1.84          2,000,000
      300,000  New York City, NY IDA (J&J Farms Creamery)
               - Series 1988C
               LOC Bank of New York                                       05/01/08          2.04            300,000
    3,000,000  New York State HFA RB (345 East 94th Street)
               Guaranteed by Federal Home Loan Mortgage Corporation       11/01/31          1.84          3,000,000
    1,650,000  NO S Properties, LLC
               LOC Fifth Third Bank                                       08/01/24          1.84          1,650,000
    2,955,000  NPI Capital, LLC
               LOC Michigan National Bank                                 07/01/29          1.94          2,955,000
   10,670,000  Nugent Sand Company - Series 1999
               LOC National City Bank of Michigan/Illinois                11/01/11          1.89         10,670,000
    2,290,000  Oakland Ortho Realty Association
               LOC PNC Bank, N.A.                                         09/01/09          1.84          2,290,000
    1,749,000  Olszeski Properties, Inc. - Series 1996
               LOC Key Bank, N.A.                                         09/01/16          1.88          1,749,000
    6,430,000  Opelika Industrial Park Project - Series 1998A
               Insured by MBIA Insurance Corp.                            06/01/23          2.06          6,430,000
    1,095,000  Oswego County, NY IDA Civic Facilities (OH Properties,
               Inc Project - B)
               LOC Manufacturers & Traders Bank & Trust Co.               06/01/24          1.98          1,095,000
    7,000,000  Palmetto NW, LLC
               LOC National Bank of South Carolina                        05/01/29          1.89          7,000,000
    2,550,000  Parisi Investment, LP & Supply Co. - Series 1998
               LOC US Bank, N.A.                                          05/01/18          1.84          2,550,000
    1,060,000  PBSI Properties, LLC
               LOC Huntington National Bank                               03/01/34          1.94          1,060,000
    3,625,000  Peachtree Crest Professional Offices - Series 2003
               LOC Bank of North Georgia                                  03/01/23          1.94          3,625,000
    4,700,000  Pennsylvania Economic Development Authority RB
               LOC PNC Bank, N.A.                                         08/01/28          1.84          4,700,000

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2004
(UNAUDITED)
================================================================================


     Face                                                                  Maturity                       Value
    Amount                                                                  Date          Yield          (Note 1)
    ------                                                                  ----          ------          ------
Variable Rate Demand Instruments (h) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,770,000  Pomeroy Investments, LLC - Series 1997
               LOC Firstar Bank                                           05/01/17          1.84%    $    2,770,000
    1,775,000  R.M.D. Corporation
               LOC Fifth Third Bank                                       06/01/13          1.84          1,775,000
    2,750,000  Realty Holdings Co. LLC
               LOC Fifth Third Bank                                       05/01/24          1.84          2,750,000
    5,245,000  Reynolds Road Fitness Center, Series 1998
               LOC Fifth Third Bank                                       01/01/19          1.84          5,245,000
    3,775,000  Robert C. Fox Jr. (Fox Racing Shoe Project)
               - Series A
               LOC Comerica Bank                                          06/01/33          1.92          3,775,000
    5,100,000  Rogers Bridge Road and Southern Properties, LLC
               - Series 2002
               LOC Bank of North Georgia                                  01/01/23          1.99          5,100,000
    2,185,000  Rumpf Development, Ltd.
               LOC Key Bank, N.A.                                         08/01/17          1.88          2,185,000
      770,000  S & L Plastic Inc.
               LOC Fleet Bank                                             07/01/08          1.88            770,000
    1,140,000  S & S Partnership (Model Graphics) - Series 1999
               LOC Firstar Bank                                           09/01/19          1.94          1,140,000
    1,450,000  Sand Run Nursery & Preserve LLC
               LOC US Bank, N.A.                                          03/01/24          1.91          1,450,000
    2,795,000  Savoy Properties, Ltd.
               LOC Key Bank, N.A.                                         08/01/20          1.88          2,795,000
    4,100,000  Schenectady County, NY IDA (MVP Garage Project)
               - Series 2000A
               LOC Fleet Bank                                             11/01/10          1.89          4,100,000
    4,700,000  Security Self-Storage, Inc.
               LOC Bank One                                               02/01/19          1.89          4,700,000
    3,330,000  Servaas, Inc. - Series 2003
               LOC Fifth Third Bank                                       03/01/13          1.84          3,330,000
    3,865,000  Shepherd Capital LLC
               LOC First of America                                       09/15/47          1.96          3,865,000
    3,540,000  Shepherd Capital LLC
               LOC Old Kent Bank & Trust Co.                              03/15/49          1.96          3,540,000
    3,235,000  Smugglers Notch Management Company, Ltd. and Smugglers
               Notch Investment Company, Ltd. - Series 2000
               LOC Key Bank, N.A.                                         09/01/15          1.88          3,235,000
    1,300,000  Soaring Eagle Partners, L.P. - Series 2000A
               LOC PNC Bank, N.A.                                         12/01/15          1.72          1,300,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

     Face                                                                  Maturity                       Value
    Amount                                                                  Date          Yield          (Note 1)
    ------                                                                  ----          ------          ------
Variable Rate Demand Instruments (h) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   7,400,000  Southeast Alabama Gas District RB (Lateral Project)
               Insured by AMBAC Indemnity Corp.                           06/01/25          1.90%    $    7,400,000
    5,500,000  Southwestern Ohio Steel, Inc.
               LOC Firstar Bank                                           04/01/08          1.84          5,500,000
    1,445,000  Stallard-Schrier Corporation
               LOC Fifth Third Bank                                       09/01/16          1.91          1,445,000
    1,130,000  State Crest Ltd. - Series 2000
               LOC Fifth Third Bank                                       06/01/23          1.84          1,130,000
    5,435,000  Stonegate-Partners I, LLC (Stonegate Partners Project)
               - Series 2002
               LOC US Bank, N.A.                                          06/01/34          1.89          5,435,000
    1,370,000  T.D. Management Ltd. - Series 1996
               LOC Fifth Third Bank                                       01/01/11          1.91          1,370,000
    2,400,000  Tampa Bay, FL (Elders Land Development)
               LOC Fifth Third Bank                                       09/01/23          1.84          2,400,000
    2,840,000  Tant Real Estate, LLC - Series 2003
               LOC Columbus Bank & Trust Company                          03/01/23          1.90          2,840,000
    3,455,000  Taylor STT Surgery Center
               LOC National City Bank of Michigan/Illinois                12/01/22          1.89          3,455,000
    9,105,000  Thayer Properties II, LLC
               LOC Columbus Bank & Trust Company                          09/01/21          2.00          9,105,000
    3,770,000  The Hennegan Company
               LOC US Bank, N.A.                                          10/01/11          1.84          3,770,000
    2,000,000  The Home City Ice Company & HC Transport, Inc.
               LOC US Bank, N.A.                                          05/01/19          1.89          2,000,000
    6,895,000  The Shoppes at Edgewater - Series 2003
               LOC Amsouth Bank, N.A.                                     01/01/23          1.90          6,895,000
    7,350,000  Three Reading LP
               Guaranteed by Federal Home Loan Bank                       06/01/24          1.91          7,350,000
      630,000  Town of Greendale, IN EDA RB - Series 1993B
               LOC National City Bank of Michigan/Illinois                12/01/05          1.94            630,000
    3,195,000  Town of Islip, NY IDA (Brentwood Real Estate LLC)
               LOC ABN AMRO Bank, N.A.                                    11/01/20          1.91          3,195,000
    6,425,000  Triple Crown Investments, LLC
               Guaranteed by Federal Home Loan Bank                       08/01/25          1.95          6,425,000
    2,170,000  Trotman Bay Minette, Inc.
               LOC Columbus Bank & Trust Company                          01/01/21          1.84          2,170,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2004
(UNAUDITED)
================================================================================


     Face                                                                  Maturity                       Value
    Amount                                                                  Date          Yield          (Note 1)
    ------                                                                  ----          ------          ------
Variable Rate Demand Instruments (h) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   4,935,000  Unico Alloys & Metals
               LOC National City Bank of Michigan/Illinois                08/01/24          1.84%    $    4,935,000
      845,000  Vincent Enterprise & Partners - Series 2001
               LOC Key Bank, N.A.                                         03/01/20          1.88            845,000
    1,845,000  Vista Funding Corporation - Series 1997A
               LOC Fifth Third Bank                                       07/01/15          1.89          1,845,000
    1,845,000  VWS-Mcadory Center LLC - Series 2002
               LOC First Commercial Bank                                  08/01/28          2.00          1,845,000
    1,045,000  Walt Sweeney Ford - Series 1996
               LOC Fifth Third Bank                                       01/01/12          1.94          1,045,000
      885,000  Warrior Roofing Manufacturing, Inc.
               LOC Columbus Bank & Trust Company                          09/01/26          2.00            885,000
    4,090,000  Watson's Dayton Properties, LLC - Series A
               LOC US Bank, N.A.                                          07/01/18          1.84          4,090,000
    5,100,000  Wellington Green LLC
               LOC Key Bank, N.A.                                         04/01/29          1.88          5,100,000
    2,205,000  Westchester County, NY IDA RB (B.W.P. Distributors Inc.)
               LOC First Union National Bank of North Carolina            10/01/28          1.91          2,205,000
      630,000  Westchester Presbyterian Church
               LOC Firstar Bank                                           09/01/13          1.99            630,000
    4,300,000  William Morris Reality Greystone - Series 2003
               LOC Amsouth Bank, N.A.                                     01/01/19          1.94          4,300,000
      350,000  William Thies & Son, Inc.
               LOC First Union National Bank of North Carolina            03/01/07          1.86            350,000
    1,550,000  Wilmington Iron & Metal Company
               LOC Bank One                                               08/01/14          1.84          1,550,000
    5,966,497  Wilmington Trust Company
               Guaranteed by General Electric Company                     01/01/11          1.84          5,966,497
   10,000,000  Winder-Barrow Industrial Building Authority
               (The Concrete Company Project) - Series 2000
               LOC Columbus Bank & Trust Company                          02/01/20          1.90         10,000,000
    1,420,000  Windsor Medical Center, Inc.
               LOC First Merit Bank                                       12/03/18          1.89          1,420,000
    8,065,000  Zirbser Greenbriar Inc.
               Guaranteed by Federal Home Loan Bank                       01/01/26          2.07          8,065,000
-------------                                                                                        --------------
  654,307,497  Total Variable Rate Demand Instruments                                                   654,307,497
-------------                                                                                        --------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


     Face                                                                  Maturity                       Value
    Amount                                                                  Date          Yield          (Note 1)
    ------                                                                  ----          ------          ------
Yankee Certificates of Deposit (7.15%)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  Banque Nationale de Paris                                  10/12/04          1.50%    $   50,000,000
   25,000,000  Canadian Imperial Bank of Commerce                         10/08/04          1.65         25,000,000
  100,000,000  Canadian Imperial Bank of Commerce                         11/12/04          1.75        100,000,000
   30,000,000  HSBC Bank PLC                                              11/10/04          1.60         29,999,336
   75,000,000  Toronto Dominion Bank                                      12/31/04          1.12         75,001,235
   50,000,000  Toronto Dominion Bank                                      12/31/04          1.13         49,999,969
-------------                                                                                        --------------
  330,000,000  Total Yankee Certificates of Deposit                                                     330,000,540
-------------                                                                                        --------------
               Total Investments (100.94%) (Cost $4,658,986,937+)                                     4,658,986,937
               Liabilities in excess of cash and other assets (-0.94%)                                  (43,179,363)
                                                                                                     --------------
               Net Assets (100.00%)                                                                  $4,615,807,574
                                                                                                     ==============
               Net asset value, offering and redemption price per share:
               Cortland Shares,       1,273,642,179 shares outstanding (Note 3)                           $    1.00
                                                                                                          =========
               Short Term Fund Shares,   77,062,417 shares outstanding (Note 3)                           $    1.00
                                                                                                          =========
               Advantage Shares,      2,671,477,777 shares outstanding (Note 3)                           $    1.00
                                                                                                          =========
               Xpress Shares,           593,625,201 shares outstanding (Note 3)                           $    1.00
                                                                                                          =========

               + Aggregate cost for income tax purposes is identical.


Footnotes:

(a) Guaranteed by Fleet Bank swap agreement.

(b) The interest rate is adjusted daily based upon Prime minus 2.95%.

(c) The  interest  rate is  adjusted  monthly  based upon one month  LIBOR minus
    0.07%.

(d) The interest rate is adjusted weekly based upon average of prior week one month LIBOR; weekly put at par.

(e) The interest rate is adjusted monthly based upon one month LIBOR Plus 0.01%.

(f) The interest rate is adjusted monthly based upon one month LIBOR plus 0.08%.

(g) The interest rate is adjusted monthly based upon one month LIBOR plus 0.02%.

(h) These securities have a 7-day put feature exercisable by the fund at par value. Rate changes weekly.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2004
(UNAUDITED)
================================================================================


Key:


BAN      =    Bond Anticipation Note                       HFA    =    Housing Finance Authority
COPS     =    Certificates of Participation                IDA    =    Industrial Development Authority
EDA      =    Economic Development Authority               IDB    =    Industrial Development Bond
EDRB     =    Economic Development Revenue Bond            IDRB   =    Industrial Development Revenue Bond
GNMA     =    Government National Mortgage Association     LOC    =    Letter of Credit
GO       =    General Obligation                           PFA    =    Public Finance Authority
HEFA     =    Health & Education Facilities Authority      RB     =    Revenue Bond



BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY

--------------------------------------------------------------------------------
    Securities Maturing in                Value                % of Portfolio
--------------------------------------------------------------------------------
  Less than 31 Days                   $ 2,594,533,652              55.69%
  31 through 60 Days                    1,187,596,878              25.49
  61 through 90 Days                      477,159,184              10.24
  91 through 120 Days                     125,001,204               2.68
  121 through 180 Days                     85,000,000               1.83
  Over 180 Days                           189,696,019               4.07
--------------------------------------------------------------------------------
  Total                               $ 4,658,986,937             100.00%
--------------------------------------------------------------------------------











--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004
(UNAUDITED)
================================================================================


     Face                                                                        Maturity                 Value
    Amount                                                                         Date     Yield       (Note 1)
    ------                                                                         ----     ------       ------
Loan Participation (6.41%)
------------------------------------------------------------------------------------------------------------------------------------

$  25,000,000  Army and Air Force Exchange Service with JPMorgan                   12/15/04  1.79%    $   25,000,000
-------------  Chase and Company                                                                      --------------
   25,000,000  Total Loan Participation                                                                   25,000,000
-------------                                                                                         --------------
Repurchase Agreement (48.22%)
------------------------------------------------------------------------------------------------------------------------------------
$  25,000,000  Bank of America, purchased on 09/30/04, 1.80%, due 10/01/04, repurchase proceeds at maturity
               $25,001,250 (Collateralized by $24,388,437, GNMA,
               5.500% to 6.000%, due 09/20/19 to 05/20/30, value
               $25,500,001)                                                       10/01/04  1.80%    $   25,000,000

   80,000,000  Citibank, purchased on 09/30/04, 1.81%, due 10/01/04, repurchase proceeds at maturity $80,004,022
               (Collateralized by $109,696,716, GNMA, 2.600% to 7.000%,
               due 11/20/25 to 05/20/34, value $81,600,000)                       10/01/04  1.81         80,000,000

   83,000,000  JPMorgan Securities, Inc., purchased on 09/30/04,
               1.82%, due 10/01/04, repurchase proceeds at maturity
               $83,004,196 (Collateralized by $80,732,000, FHLB, 3.250%,
               due 08/15/05, value $15,009,948; FNMA, 3.375% to 6.625%,
               due 01/15/06 to 01/15/14, value $69,652,515)                       10/01/04  1.82         83,000,000
-------------                                                                                        --------------
  188,000,000  Total Repurchase Agreement                                                               188,000,000
-------------                                                                                        --------------
U.S. Government Agency Discount Notes (35.12%)
------------------------------------------------------------------------------------------------------------------------------------
$   5,000,000  Federal Home Loan Bank                                             10/06/04  1.51%    $    4,998,955
    5,300,000  Federal Home Loan Bank                                             10/08/04  1.58          5,298,372
    1,000,000  Federal Home Loan Bank                                             10/27/04  1.23            999,119
    5,000,000  Federal Home Loan Bank                                             11/10/04  1.56          4,991,333
    1,000,000  Federal Home Loan Bank                                             03/28/05  1.35            993,473
    1,000,000  Federal Home Loan Mortgage Corporation                             10/05/04  1.18            999,870
    5,000,000  Federal Home Loan Mortgage Corporation                             10/18/04  1.54          4,996,364
    5,000,000  Federal Home Loan Mortgage Corporation                             10/26/04  1.60          4,994,497
    1,350,000  Federal Home Loan Mortgage Corporation                             11/02/04  1.60          1,348,085
    3,700,000  Federal Home Loan Mortgage Corporation                             11/12/04  1.61          3,693,093
    1,000,000  Federal Home Loan Mortgage Corporation                             11/15/04  1.08            998,656
    3,000,000  Federal Home Loan Mortgage Corporation                             11/15/04  1.06          2,996,025
    3,000,000  Federal Home Loan Mortgage Corporation                             12/03/04  1.22          2,993,648
    3,000,000  Federal Home Loan Mortgage Corporation                             12/27/04  1.16          2,991,699
    8,000,000  Federal Home Loan Mortgage Corporation                             01/19/05  1.81          7,962,295
    3,000,000  Federal Home Loan Mortgage Corporation                             02/08/05  1.33          2,985,808

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2004
(UNAUDITED)
================================================================================


     Face                                                                  Maturity                       Value
    Amount                                                                    Date        Yield          (Note 1)
    ------                                                                    ----        ------          ------
U.S. Government Agency Discount Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,000,000  Federal Home Loan Mortgage Corporation                       04/07/05        1.55%    $      992,062
    5,000,000  Federal National Mortgage Association                        10/01/04        1.72          5,000,000
    2,300,000  Federal National Mortgage Association                        10/04/04        1.73          2,299,669
    5,000,000  Federal National Mortgage Association                        10/05/04        1.67          4,999,072
    5,000,000  Federal National Mortgage Association                        10/06/04        1.44          4,999,000
   10,000,000  Federal National Mortgage Association                        10/12/04        1.68          9,995,050
    5,000,000  Federal National Mortgage Association                        10/13/04        1.55          4,997,433
    2,000,000  Federal National Mortgage Association                        10/15/04        1.42          1,998,911
   10,000,000  Federal National Mortgage Association                        10/20/04        1.57          9,991,748
    6,500,000  Federal National Mortgage Association                        10/27/04        1.65          6,492,254
    5,000,000  Federal National Mortgage Association                        11/10/04        1.57          4,991,333
    1,000,000  Federal National Mortgage Association                        11/12/04        1.25            998,553
    5,000,000  Federal National Mortgage Association                        11/17/04        1.66          4,989,229
    5,000,000  Federal National Mortgage Association                        11/24/04        1.82          4,986,425
    5,000,000  Federal National Mortgage Association                        11/29/04        1.81          4,985,250
    3,015,000  Federal National Mortgage Association                        12/10/04        1.20          3,008,090
    3,000,000  Federal National Mortgage Association                        01/10/05        1.91          2,984,008
    3,000,000  Federal National Mortgage Association                        01/26/05        1.79          2,982,743
    1,000,000  Federal National Mortgage Association                        03/04/05        1.54            993,498
-------------                                                                                        --------------
  137,165,000  Total U.S. Government Agency Discount Notes                                              136,925,620
-------------                                                                                        --------------
U.S. Government Agency Medium Term Notes (10.17%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,000,000  Federal Home Loan Bank                                       10/18/04        1.30%    $    1,001,239
    4,600,000  Federal Home Loan Bank                                       12/15/04        1.85          4,621,081
    3,000,000  Federal Home Loan Bank                                       12/15/04        1.09          3,006,170
    2,000,000  Federal Home Loan Bank                                       01/14/05        1.24          2,016,329
    2,000,000  Federal Home Loan Bank                                       02/15/05        2.00          2,014,375
    3,000,000  Federal Home Loan Bank                                       04/01/05        1.89          2,992,407
    2,000,000  Federal Home Loan Bank                                       04/04/05        1.40          2,000,000
    4,000,000  Federal Farm Credit Bank                                     12/15/04        1.72          4,017,278
    8,000,000  Federal Home Loan Mortgage Corporation                       11/15/04        1.65          8,017,341

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


     Face                                                                  Maturity                       Value
    Amount                                                                    Date        Yield          (Note 1)
    ------                                                                    ----        ------          ------
U.S. Government Agency Medium Term Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------

$   1,756,000  Federal Home Loan Mortgage Corporation                       01/15/05        1.15%    $    1,759,480
    4,500,000  Federal National Mortgage Association                        12/15/04        1.83          4,500,314
    2,700,000  Federal National Mortgage Association                        02/14/05        1.89          2,695,730
    1,000,000  Federal National Mortgage Association                        05/23/05        1.75          1,000,000
-------------                                                                                        --------------
   39,556,000  Total U.S. Government Agency Medium Term Notes                                            39,641,744
-------------                                                                                        --------------
               Total Investments (99.92%) (Cost $389,567,364+)                                          389,567,364
               Cash and other assets, net of liabilities (0.08%)                                            314,343
                                                                                                     --------------
               Net Assets (100.00%)                                                                  $  389,881,707
                                                                                                     ==============
               Net asset value, offering and redemption price per share:
               Cortland Shares, 170,484,499 shares outstanding (Note 3)                              $         1.00
                                                                                                     ==============
               Advantage Shares,219,351,370 shares outstanding (Note 3)                              $         1.00
                                                                                                     ==============

               + Aggregate cost for federal income tax purposes is identical.
KEY:
FHLB      =    Federal Home Loan Bank
FNMA      =    Federal National Mortgage Association
GNMA      =    Government National Mortgage Association


BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY

--------------------------------------------------------------------------------
    Securities Maturing in                Value                % of Portfolio
--------------------------------------------------------------------------------
  Less than 31 Days                     $ 262,061,552              67.27%
  31 through 60 Days                       42,995,325              11.04
  61 through 90 Days                       50,138,279              12.87
  91 through 120 Days                      17,704,853               4.54
  121 through 180 Days                      9,682,885               2.49
  Over 180 Days                             6,984,470               1.79
--------------------------------------------------------------------------------
  Total                                 $ 389,567,364             100.00%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2004
(UNAUDITED)
================================================================================

                                                                                                         Ratings (a)
                                                                                                         -----------
    Face                                                           Maturity               Value               Standard
   Amount                                                            Date     Yield     (Note 1)     Moody's   & Poor's
   ------                                                            ----     -----      ------      -------   --------
Put Bonds (b) (10.46%)
------------------------------------------------------------------------------------------------------------------------------------

$ 1,170,000   City of Dayton, KY Industrial Building RB
              (RADAC Corporation Project) - Series 1994C (c)
              LOC Fifth Third Bank                                 10/01/04    1.35%  $ 1,170,000
  6,500,000   Harford County, MD (A.O. Smith) (c)
              LOC Comerica Bank                                    03/01/05    1.65     6,500,000
  2,000,000   Houston, TX Independent School District Limited
              Tax Schoolhouse & Refunding Bonds                    06/15/05    1.73     2,000,000     VMIG-1      A1+
  4,950,000   Metropolitan Government of Nashville &
              Davidson Counties, TN
              (Vanderbilt University) - Series 1985A               01/15/05    1.05     4,950,000     VMIG-1      A1+
  2,500,000   Michigan Strategic Fund Limited Obligation RB
              (Donnelly Corporation Project) - Series B (c)
              LOC Bank of Nova Scotia                              10/01/04    1.15     2,500,000
  1,500,000   Minnesota State HFA (Residential Housing)
              -  Series H (c)
              Insured by AMBAC Indemnity Corp.                     07/21/05    1.62     1,500,000
  2,800,000   North Carolina Industrial Facility PCFA RB
              (GVK America Inc. Project) (c)
              LOC Citibank, N.A.                                   12/01/04    1.50     2,800,000
  2,770,000   Pooled Puttable Floating Option Tax Exempts
              Receipts - Series PPT-33
              LOC Merrill Lynch & Company, Inc.                    06/16/05    1.90     2,770,000                 A1+
-----------                                                                           -----------
 24,190,000   Total Put Bonds                                                          24,190,000
-----------                                                                           -----------
Revenue Bond (0.43%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Massachusetts State HFA RN Single Family Notes
              - Series R
              GIC FSA                                              05/02/05    1.15%  $ 1,000,000      MIG-1     SP-1+
-----------                                                                           -----------
  1,000,000   Total Revenue Bond                                                        1,000,000
-----------                                                                           -----------
Tax Exempt Commercial Paper (12.93%)
------------------------------------------------------------------------------------------------------------------------------------
$ 8,000,000   Board of Regents of the University of Texas          10/13/04    1.30%  $ 8,000,000       P1        A1+
  3,000,000   Burke County, GA Development Authority
              (Ogelthorpe Power) - Series 1998B
              Insured by AMBAC Indemnity Corp.                     10/27/04    1.20     3,000,000     VMIG-1      A1+
  5,000,000   City & County of Honolulu, HI
              LOC Westdeutsche Landesbank                          10/06/04    1.12     5,000,000       P1        A1+
  2,000,000   City of Austin, TX (Travis & William)
              LOC Bayerische Landesbank, A.G. / Morgan Guaranty
              Trust Company/State Street Bank & Trust Co.          10/28/04    1.32     2,000,000       P1        A1+

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                         Ratings (a)
                                                                                                         -----------
    Face                                                           Maturity               Value               Standard
   Amount                                                            Date     Yield     (Note 1)     Moody's   & Poor's
   ------                                                            ----     -----      ------      -------   --------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Metropolitan Government of Nashville & Davidson
              Counties, TN
              (The Vanderbilt University) - Series B               10/07/04    1.42%  $ 2,000,000       P1        A1+
  4,900,000   Sunshine State Government Financing Commission RB
              (Miami - Dade) - Series G                            10/14/04    1.14     4,900,000                 A1+
  5,000,000   Washington, DC Metropolitan Airport Authority
              LOC Bank of America                                  11/01/04    1.17     5,000,000                 A1
-----------                                                                           -----------
 29,900,000   Total Tax Exempt Commercial Paper                                        29,900,000
-----------                                                                           -----------
Tax Exempt General Obligation Notes & Bonds (13.02%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Charleston County, SC School District BAN
              - Series 2004                                        11/04/04    0.96%  $ 2,001,922      MIG-1     SP-1+
  1,000,000   City & County of Denver, CO Airport RB
              - Series D(c)
              Insured by FSA                                       11/15/04    1.10     1,004,144
  3,000,000   El Paso, TX Independent School District,
              School Building - Series B
              Guaranteed by Texas Permanent School Fund            10/07/04    1.18     3,001,360                 A1+
  1,300,000   Hartford, WI Union High School District TRAN (c)     09/30/05    2.00     1,304,328
  2,725,000   Hingham, MA BAN (c)                                  06/22/05    1.65     2,746,325
  1,000,000   Illinois Municipal Electric RB (c)
              Insured by FSA                                       02/01/05    1.05     1,013,155
  1,250,000   Johnson Creek, WI School District TRAN (c)           08/29/05    1.72     1,253,121
  1,200,000   Lake Mills, WI Area School District TRAN (c)         09/01/05    2.00     1,203,345
  2,000,000   New Jersey State Transportation Trust Fund
              (Transportation System) - Series A (c)
              Insured by AMBAC Indemnity Corp.                     06/15/05    1.57     2,068,441
  3,500,000   Oregon State TAN                                     11/15/04    1.07     3,505,024      MIG-1     SP-1+
  1,500,000   Spencer, WI School District TRAN (c)                 08/25/05    1.69     1,504,100
  1,000,000   State of Michigan GO (School Loan Board)
              - Series 2004A (c)                                   12/01/04    1.10     1,000,000
  1,065,000   State of Ohio GO Infrastructure Improvement
              Bonds (c)                                            02/01/05    1.05     1,080,793
  2,500,000   Strafford County, NH (c)                             12/30/04    1.05     2,504,264
  1,000,000   Strafford County, NH (c)                             12/30/04    1.10     1,001,585
  2,000,000   State of Texas TRAN                                  08/31/05    1.60     2,025,201      MIG-1     SP-1+
    825,000   Will County, IL Troy Township Community
              Consolidated School District #30C - Series B (c)
              Insured by FSA                                       10/01/05    1.70       827,360
  1,040,000   Winston Salem, NC COPS (c)                           06/01/05    1.43     1,047,304
-----------                                                                           -----------
 29,905,000   Total Tax Exempt General Obligation Notes & Bonds                        30,091,772
-----------                                                                           -----------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2004
(UNAUDITED)
================================================================================

                                                                                                        Ratings (a)
                                                                                                         -----------
    Face                                                           Maturity               Value               Standard
   Amount                                                            Date    Yield     (Note 1)     Moody's   & Poor's
   ------                                                            ----     -----      ------      -------   --------
Variable Rate Demand Instruments (d) (62.53%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Ashland, KY PCRB (Ashland Oil Inc. Project)
              LOC Suntrust Bank                                    04/01/09    1.67%  $ 1,000,000     VMIG-1
  5,455,000   Auburn, AL Non-Profit HDA (Lakeside Project)
              LOC Columbus Bank & Trust Company                    09/01/27    1.93     5,455,000                 A1
  3,250,000   Blue Springs, MO IDA MHRB
              (Autumn Place Apartments Project) - Series A1
              Guanranteed by Federal National Mortgage
              Association                                          08/15/37    1.74     3,250,000     VMIG-1
  3,000,000   City of Pulaski and Giles, TN IDRB
              (Martin Methodist College Program)
              LOC Amsouth Bank, N.A.                               01/01/24    1.84     3,000,000     VMIG-1
  1,000,000   Clipper Tax Exempt Trust COPS - Series 1999-3        10/01/05    1.89     1,000,000     VMIG-1
  4,900,000   Clipper Tax Exempt Trust COPS - Series 2004-3        01/01/09    1.81     4,900,000     VMIG-1
  1,000,000   Connecticut HFA Housing Finance Mortgage
              Program Bonds - Series 2001 A-3
              Insured by AMBAC Indemnity Corp.                     05/15/32    1.70     1,000,000     VMIG-1      A1+
  1,000,000   Connecticut State GO Notes - Series 1997B            05/15/14    1.65     1,000,000     VMIG-1      A1+
  4,000,000   Connecticut State HEFA (Yale University)             07/01/29    1.65     4,000,000     VMIG-1      A1+
  5,350,000   Decatur City, AL Environmental Facilities IDRB
              (British Petroleum-Amoco)                            11/01/35    1.79     5,350,000       P1        A1+
  4,200,000   Dekalb County, GA Housing Authority MHRB
              (Wood Hills Apartments)
              LOC Fleet Bank                                       12/01/07    1.71     4,200,000                 A1+
  3,005,000   Delaware County, PA IDA - Series 1997G
              LOC General Electric Capital Corporation             12/01/31    1.67     3,005,000       P1        A1+
  3,500,000   Detroit, MI Senior Lien RB (Sewer Disposal)
              - Series C
              LOC Dexia CLF                                        07/01/27    1.72     3,500,000     VMIG-1      A1+
  7,500,000   Douglas County, NE IDRB (Phillips Manufacturing
              Project)
              LOC Wells Fargo Bank N.A.                            12/01/18    1.84     7,500,000                 A1+
  3,100,000   Florida HFA RB (Club at Vero Apartments)
              - Series E
              LOC Bank of America                                  06/01/17    1.63     3,100,000                 A1+
  6,420,000   Franklin County, OH MHRB (Children's Hospital)
              Insured by AMBAC Indemnity Corp.                     11/01/25    1.70     6,420,000     VMIG-1
  5,000,000   Gulf Coast TX Waste Disposal Authority
              (Amoco Oil Co.)                                      01/01/26    1.79     5,000,000     VMIG-1      A1+
  2,350,000   Harris, TX HFA MHRB (Wellington Park Apartments)
              Collateralized by Federal National Mortgage
              Association                                          02/15/37    1.74     2,350,000     VMIG-1
  1,700,000   Illinois Development Finance Authority RB
              (Jewish Federation of Metropolitan Chicago Project)
              Insured by AMBAC Indemnity Corporation               09/01/32    1.72     1,700,000     VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                        Ratings (a)
                                                                                                        -----------
    Face                                                           Maturity               Value               Standard
   Amount                                                            Date     Yield     (Note 1)     Moody's   & Poor's
   ------                                                            ----     -----      ------      -------   --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,220,000   Jefferson County, TX Port of Port Arthur
              Navigation District (Texaco Inc. Project)            10/01/24    1.74%  $ 2,220,000     VMIG-1      A1
  2,000,000   Kansas State Department of Transportation
              Highway RB  - Series 2002C-2                         09/01/19    1.72     2,000,000     VMIG-1      A1+
  5,500,000   Kansas State Department of Transportation
              Highway RB  - Series C-2                             09/01/19    1.68     5,500,000     VMIG-1      A1+
  1,500,000   Kent State University, OH RB General Receipts
              Insured by MBIA Insurance Corp.                      05/01/31    1.70     1,500,000     VMIG-1      A1+
  2,530,127   Koch Floating Rate Trust - Series 1
              Insured by AMBAC Indemnity Corp.                     04/01/09    1.94     2,530,127                 A1+
  2,400,000   La Porte County, IN EDC RB  (Universal Forest
              Products) (c)
              LOC ABN AMRO Bank, N.A.                              11/01/20    1.86     2,400,000
  1,600,000   Louisiana State University & Agricultural &
              Mechanical
              College University RB
              Insured by FGIC                                      07/01/30    1.70     1,600,000     VMIG-1      A1+
  6,000,000   Massachusetts Water Resources Authority
              - Series 2001B
              Insured by FGIC                                      08/01/31    1.65     6,000,000     VMIG-1      A1+
  1,605,000   Mississippi Home Corporation Single Family Program
              (Merlots) - Series YYY
              Guaranteed by Government National Mortgage
              Association                                          12/01/31    1.79     1,605,000     VMIG-1
 10,075,000   New Jersey Health Care Facility RB
              (South Jersey Health Care) - Series A-4
              LOC Wachovia Bank & Trust Co., N.A.                  07/01/34    1.66    10,075,000     VMIG-1
  3,000,000   New York City, NY HDC (West End Towers)
              - Series 2004
              Guaranteed by Federal National Mortgage
              Association                                          05/15/34    1.70     3,000,000       P1        A1
  1,000,000   New York City, NY Municipal Water Finance
              Authority RB
              (Water & Sewer System) - Series C
              Insured by FGIC                                      06/15/23    1.73     1,000,000     VMIG-1      A1+
  2,555,000   North Dakota State HFA
              (Housing Finance Program - Home Mortgage)
              - Series B
              Insured by FSA                                       01/01/34    1.71     2,555,000     VMIG-1
  7,200,000   Ohio State Higher Education Facilities RB
              (Pooled Financing Program) - Series A
              LOC Fifth Third Bank                                 09/01/27    1.70     7,200,000     VMIG-1
  1,400,000   Ohio State Water Development Authority PCRB
              (Ohio Edison Co Project) - Series 1988
              LOC Wachovia Bank & Trust Co. N.A.                   09/01/18    1.78     1,400,000       P1        A1+
  1,000,000   Olathe, KS IDRB (Multi-Modal-Diamant Boart)
              - Series A (c)
              LOC Svenskahandelsbanken                             03/01/27    1.82     1,000,000


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 2004
(UNAUDITED)
================================================================================

                                                                                                         Ratings (a)
                                                                                                         -----------
    Face                                                           Maturity               Value               Standard
   Amount                                                            Date     Yield     (Note 1)     Moody's   & Poor's
   ------                                                            ----     -----      ------      -------   --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   Palm Beach County, FL RB (Raymond F. Kravis
              Center Project)
              LOC Northern Trust Bank                              07/01/32    1.67%  $  2,500,000    VMIG-1
  1,000,000   Pitkin County, CO IDRB (Aspen Skiing Co. Project)
              LOC Bank One                                         04/01/14    1.77      1,000,000                A1+
  3,815,000   Plymouth, MN MHRB (At The Lake Apartments Project)
              Guaranteed by Federal Home Loan Mortgage
              Corporation                                          08/01/34    1.74      3,815,000    VMIG-1
  2,900,000   Raleigh - Durham, NC Airport Authority RB
              - Series 2002
              Insured by FGIC                                      11/01/17    1.72      2,900,000    VMIG-1
  2,875,000   Rockingham, NC IDRB PCFA (Whiteridge Project) (c)
              LOC Branch Bank & Trust Company                      03/01/15    1.82      2,875,000
  2,500,000   Rockingham, NC IDRB PCFA (Eden Customs
              Processing, LLC) (c)
              LOC Branch Bank & Trust Company                      01/01/17    1.82      2,500,000
  2,000,000   South Carolina Jobs EDA RB  (Sisters Of Charity)
              LOC Wachovia Bank & Trust Co., N.A.                  11/01/32    1.73      2,000,000    VMIG-1
  1,000,000   State of Ohio Solid Waste RB
              (British Petroleum Products) - Series 2001B          08/01/34    1.78      1,000,000    VMIG-1      A1+
  2,500,000   Utah Housing Corporation
              (Single Family Mortgage Bonds) - Series 2003C        07/01/34    1.75      2,500,000    VMIG-1      A1+
  1,900,000   Utah State Building Ownership Authority Lease RB
              LOC Landesbank Hessen                                05/15/22    1.70      1,900,000    VMIG-1      A1+
  2,000,000   Washington HFC MHRB
              (Heatherwood Apartments Project) - Series A
              LOC US Bank, N.A.                                    01/01/35    1.87      2,000,000                A1
  1,250,000   York County, PA IDA Limited Obligation RB
              (Metal Exchange Corp. Project) - Series 1996 (c)
              LOC Comerica Bank                                    06/01/06    1.89      1,250,000
-----------                                                                            -----------
144,555,127   Total Variable Rate Demand Instruments                                   144,555,127
-----------                                                                            -----------
Variable Rate Demand Instrument - Private Placement (0.56%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,283,000   York County, PA IDA IDRB (Manor Care of
              Kingston Court Inc.)
              LOC Chase Manhattan Bank, N.A.                       12/01/08    3.09%  $  1,283,000      P1        A1+
-----------                                                                           ------------
  1,283,000   Total Variable Rate Demand Instrument - Private Placement                  1,283,000
-----------                                                                           ------------
              Total Investments (99.93%) (Cost $231,019,899+)                          231,019,899
              Cash and other assets, net of liabilities (0.07%)                            152,712
                                                                                      ------------
              Net Assets (100.00%)                                                    $231,172,611
                                                                                      ============
              Net asset value, offering and redemption price per share:
              Cortland Shares, 105,913,268shares outstanding (Note 3)                 $       1.00
                                                                                      ============
              Advantage Shares,125,280,811shares outstanding (Note 3)                 $       1.00
                                                                                      ============
              +  Aggregate cost for income tax purposes is identical.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:


BAN      =    Bond Anticipation Note                       HFC    =    Housing Finance Commission
COPS     =    Certificates of Participation                IDA    =    Industrial Development Authority
EDA      =    Economic Development Authority               IDRB   =    Industrial Development Revenue Bond
EDC      =    Economic Development Corporation             LOC    =    Letter of Credit
FGIC     =    Financial Guaranty Insurance Company         MHRB   =    Multi-Family Housing Revenue Bond
FSA      =    Financial Security Assurance, Inc.           PCFA   =    Pollution Control Finance Authority
GIC      =    Guaranteed Investment Contract               PCRB   =    Pollution Control Revenue Bond
GO       =    General Obligation                           RB     =    Revenue Bond
HDA      =    Housing Development Authority                RN     =    Revenue Notes
HDC      =    Housing Development Corporation              TAN    =    Tax Anticipation Note
HEFA     =    Health and Education Facilities Authority    TRAN   =    Tax and Revenue Anticipation Note
HFA      =    Housing Finance Authority

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Cortland Trust, Inc.
MUNICIPAL MONEY MARKET FUND
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
SEPTEMBER 30, 2004
(UNAUDITED)
================================================================================


------------------------- ---------------------------- -------------------------

         States                      Value                     % of Portfolio
------------------------- ---------------------------- -------------------------
Alabama                           $  10,805,000                      4.68%
Colorado                              2,004,144                      0.87
Connecticut                           6,000,000                      2.60
District of Columbia                  5,000,000                      2.16
Florida                              10,500,000                      4.54
Georgia                               7,200,000                      3.12
Hawaii                                5,000,000                      2.16
Illinois                              3,540,514                      1.53
Indiana                               2,400,000                      1.04
Kansas                                8,500,000                      3.68
Kentucky                              2,170,000                      0.94
Louisiana                             1,600,000                      0.69
Maryland                              6,500,000                      2.81
Massachusetts                         9,746,325                      4.22
Michigan                              7,000,000                      3.03
Minnesota                             5,315,000                      2.30
Mississippi                           1,605,000                      0.69
Missouri                              3,250,000                      1.41
Nebraska                              7,500,000                      3.25
New Hampshire                         3,505,849                      1.52
New Jersey                           12,143,441                      5.26
New York                              4,000,000                      1.73
North Carolina                       12,122,305                      5.25
North Dakota                          2,555,000                      1.11
Ohio                                 18,600,793                      8.05
Oklahoma                              4,900,000                      2.12
Oregon                                3,505,024                      1.52
Pennsylvania                          5,538,000                      2.40
South Carolina                        4,001,922                      1.73
Tennessee                             9,950,000                      4.31
Texas                                26,596,561                     11.51
Utah                                  4,400,000                      1.90
Washington                            2,000,000                      0.86
Wisconsin                             5,264,894                      2.28
Other Territories                     6,300,127                      2.73
------------------------- ---------------------------- -------------------------
Total                             $ 231,019,899                   100.00%
------------------------- ---------------------------- -------------------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Cortland Trust, Inc.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2004
(UNAUDITED)
================================================================================


                                                Cortland General           U.S. Government          Municipal Money
                                               Money Market Fund                Fund                  Market Fund
                                               -----------------           ---------------          ---------------
INVESTMENT INCOME


Income:

Interest.....................................       $ 25,238,910               $ 2,229,740             $  1,267,968
                                                     -----------                ----------              -----------

Expenses: (Note 2)

Investment management fee....................         13,661,751                 1,300,460                  801,796

Distribution fee (Cortland Shares)...........          1,603,766                   238,060                  134,629

Distribution fee (Short Term Fund Shares)....            105,520                     --                      --

Distribution fee (Advantage Shares)..........          2,876,898                   199,702                  135,228

Distribution fee (Xpress Shares).............             12,397                     --                      --

Shareholder servicing fee (Advantage Shares).          2,876,898                   199,702                  135,228

Shareholder servicing fee (Xpress Shares)                 12,397                        --                 --

Directors' fees and expenses.................             43,586                     6,244                    4,968

Other........................................           (217,928)                   (8,666)                   2,805
                                                     -----------                ----------              -----------

    Total expenses...........................         20,975,285                 1,935,502                1,214,654

    Less:  Fees waived.......................         (3,827,233)                 (272,339)                (189,440)
                                                     -----------                ----------              -----------

Net expenses.................................         17,148,052                 1,663,163                1,025,214
                                                     -----------                ----------              -----------

Net investment income .......................          8,090,858                   566,577                  242,754



REALIZED GAIN (LOSS)
  ON INVESTMENTS

Net realized gain on investments.............                147                    -0-                     -0-
                                                     -----------                ----------              -----------

Increase in net assets from operations.......       $  8,091,005               $   566,577             $    242,754
                                                     ===========                ==========              ===========

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Cortland Trust, Inc.
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================


                                  Cortland General                 U.S. Government              Municipal Money
                                 Money Market Fund                       Fund                     Market Fund
                                 -----------------                 ---------------              ---------------
                             For the Six     For the           For the Six     For the       For the Six      For the
                            Months Ended      Year             Months Ended     Year         Months Ended       Year
                            September 30,    Ended             September 30,   Ended         September 30,     Ended
                                2004         March 31,             2004        March 31,         2004         March 31,
                             (Unaudited)      2004              (Unaudited)     2004         (Unaudited)        2004
                              ---------    ------------          ---------    -----------     ---------      ----------
INCREASE (DECREASE)
 IN NET ASSETS

Operations:
Net investment income...        $   8,090,858    $  9,887,478     $    566,577   $    499,222        $  242,754   $    325,649
Net realized gain on
    investments.........                  147           4,957          -0-              5,484           -0-              9,586
                                  -----------     -----------      -----------    -----------       -----------    -----------
Increase in net assets
    from operations.....            8,091,005       9,892,435          566,577        504,706           242,754        335,235
Dividends to shareholders from
    net investment income:

    Cortland Shares.........       (2,360,919)     (3,014,917)        (232,546)      (287,486)          (90,841)+     (120,816)+
    Short Term Fund Shares..         (142,362)       (285,437)          --              --               --              --
    Advantage Shares........       (5,563,140)     (6,587,124)        (334,581)      (211,736)         (151,916)+     (204,830)+
    Xpress Shares...........          (24,437)          --              --              --               --              --
Distributions to shareholders from
  realized gains on investments:

    Cortland Shares.........              (57)         (1,933)         -0-             (3,023)          -0-             (4,998)
    Short Term Fund Shares..               (5)          (188)           --              --               --              --
    Advantage Shares........              (85)         (2,836)         -0-             (1,641)          -0-             (3,781)
    Xpress Shares...........           --               --              --              --               --              --
Capital share
   transactions (Note 3):
    Cortland Shares.........       21,613,022    (317,575,446)     (26,673,394)    19,732,070          (156,596)    16,059,046
    Short Term Fund Shares..      (15,976,182)    (70,293,825)          --              --               --              --
    Advantage Shares........      812,734,784    (507,168,418)     123,841,103       (902,288)       43,502,241    (30,919,569)
    Xpress Shares...........      593,625,201           --              --              --               --              --
                               --------------   -------------     ------------    -----------      ------------  -------------
Total increase (decrease)       1,411,996,825    (895,037,689)      97,167,159     18,830,602        43,345,642    (14,859,713)
Net assets:
Beginning of period.....        3,203,810,749   4,098,848,438      292,714,548    273,883,946       187,826,969    202,686,682
                               --------------  --------------     ------------   ------------      ------------   ------------
End of period...........       $4,615,807,574  $3,203,810,749     $389,881,707   $292,714,548      $231,172,611   $187,826,969
                               ==============  ==============     ============   ============      ============   ============
Undistributed net
    investment income...       $     -0-       $     -0-          $     45,838   $     46,388      $    -0-       $          3
                               ==============  ==============     ============   ============      ============   ============
+ Designated as exempt-interest dividends for regular federal income tax purposes.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================

1. Summary of Accounting Policies

Cortland Trust, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "Act"). The Company is presently comprised of three Funds, the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund. The Cortland General Money Market Fund has four classes of stock authorized, Cortland Shares, Short Term General Fund - General Shares ("Short Term Fund Shares"), Advantage Primary Liquidity Fund Shares ("Advantage Shares") and money market Xpress fund Shares ("Xpress Shares"). The U.S Government Fund has two classes of stock authorized, Cortland Shares and Advantage Government Liquidity Fund Shares ("Advantage Shares"). The Municipal Money Market Fund has two classes of stock authorized, Cortland Shares and Advantage Municipal Liquidity Fund Shares ("Advantage Shares"). All share classes are subject to a service fee pursuant to each Fund's Distribution Plan. The Advantage and Xpress Shares are subject to an additional shareholder servicing fee pursuant to a Shareholder Servicing Agreement. The Short Term Fund Shares, Advantage Shares and Xpress Shares commenced operations on September 5, 2002, November 22, 2002 and September 17, 2004, respectively. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, the Cortland Shares, Short Term Fund Shares, Advantage Shares and Xpress Shares represent the same interest in the income and assets of each Fund. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The Company accounts separately for the assets, liabilities and operations of each Fund. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

Effective  April 29,  2004,  the Primary  Liquidity,  Government  Liquidity  and
Municipal Liquidity Fund Shares were re-designated the Advantage Primary Liquidity, Advantage Government Liquidity and Advantage Municipal Liquidity Fund Shares.

The shares outstanding in the Cortland General Money Market Fund include the Pilgrim Money Market Class of Shares (the "Pilgrim Shares"). Pilgrim Shares are identical to the Cortland Shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At September 30, 2004, there were 7,383,331 Pilgrim Shares outstanding included in the Cortland Shares.

a) Valuation of Securities -
Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

b) Repurchase  Agreements -
The Cortland General Money Market Fund and U.S. Government Fund may enter into repurchase agreements. In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
1.   Summary of Accounting Policies (Continued)

     c) Federal  Income Taxes -
     It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their tax exempt and taxable income to shareholders. Therefore, no provision for federal income tax is required.

     d)  Dividends  and   Distributions  -
     Dividends from investment income (including realized capital gains and losses, if any, and amortization of market discount), determined on a class level, are declared daily and paid on the subsequent business day.
     Distributions of net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.

     e) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     f) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Reich & Tang Asset Management, LLC (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, each Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, has entered into a Distribution Agreement and a Shareholder Servicing Agreement with respect to all share classes of the Funds. For its services under the Distribution Agreement, the Distributor receives from the Funds a fee equal to 0.25% of the average daily net assets with respect to the Cortland, Short Term Fund, Advantage and Xpress Fund Shares. The Manager

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the Company's shares. In addition, the Distributor receives an additional 0.25% per annum in shareholder servicing fees of the Advantage and Xpress Shares' average daily net assets.

During the period ended September 30, 2004, the Distributor voluntarily waived the following fees:


                                                         Cortland General Money                                 Municipal Money
                                                               Market Fund           U.S. Government Fund          Market Fund
                                                         ----------------------      --------------------    ---------------------

Distribution fees - Cortland Shares                          $     -0-                   $     -0-             $       121
Distribution fees - Advantage Shares                            2,876,898                   199,702                135,228
Shareholder servicing fees - Advantage Shares                     950,335                    72,637                 54,091

The Distributor has no right to recoup prior fee waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $24,000 per annum plus $2,000 for each Board of Directors' meeting attended. All directors' fees and expenses are allocated equally to each Fund.

Included under the caption "Other Expenses" are fees of $6,894 paid to Reich & Tang Services, Inc., an affiliate of the Manager as shareholder servicing agent for the Short Term Fund Shares.

3. Capital Stock
At September 30, 2004, 10 billion shares of $.001 par value stock of the Company were authorized, of which 7 billion are designated as Cortland General Money Market Fund shares, 1 billion are designated as U.S. Government Fund shares, 1 billion are designated as Municipal Money Market Fund shares and 1 billion are unclassified. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the period as follows:


                            Cortland General Money                                                    Municipal Money
                                  Market Fund                  U.S. Government Fund                     Market Fund
                            ---------------------------      ---------------------------       --------------------------------
                            Six Months      For the Year        Six Months       For the Year      Six Months      For the Year
                              Ended           Ended              Ended              Ended            Ended             Ended
                        September 30, 2004   March 31,      September 30, 2004     March 31,   September 30, 2004    March 31,
                           (Unaudited)         2004             (Unaudited)          2004        (Unaudited)            2004
                        ------------------  ------------    ------------------   ------------  ------------------    ---------
Cortland Shares

Shares sold..........    2,351,847,869     5,830,430,597      451,849,681        974,905,739       286,141,429     525,247,037
Dividends reinvested.        2,357,720         3,011,931          232,172            289,968            90,563         125,468
Shares redeemed......   (2,332,592,567)   (6,151,017,974)    (478,755,247)      (955,463,637)     (286,388,588)   (509,313,459)
                        --------------    --------------     ------------       ------------      ------------    ------------
Net increase (decrease)     21,613,022      (317,575,446)    ( 26,673,394)        19,732,070      (    156,596)     16,059,046
                        ==============    ==============     ============       ============      ============    ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
3. Capital Stock (Continued)

                                Cortland General Money                                                Municipal Money
                                     Market Fund               U.S. Government Fund                     Market Fund
                        ------------------------------       ---------------------------     -----------------------------
                           Six Months         For the Year     Six Months        For the Year      Six Months      For the Year
                            Ended                Ended          Ended               Ended            Ended             Ended
                        September 30, 2004     March 31,    September 30, 2004    March 31,    September 30, 2004    March 31,
                         (Unaudited)             2004           (Unaudited)         2004          (Unaudited)           2004
                        ---------------      -------------  ------------------   ------------  ------------------  -----------


Short Term Fund Shares
Shares sold..........      73,911,000       118,870,668
Dividends reinvested.         142,234           285,321
Shares redeemed......     (90,029,416)     (189,449,814)
                          -----------      ------------
Net (decrease).......     (15,976,182)      (70,293,825)
                          ===========      ============

Advantage Shares
Shares sold......... .  1,892,965,906     5,894,616,840      240,442,676        410,424,307       179,903,233     363,455,437
Dividends reinvested.       5,558,617         6,583,349          334,256            213,179           151,659         208,254
Shares redeemed......  (1,085,789,739)   (6,408,368,607)    (116,935,829)      (411,539,774)     (136,552,651)   (394,583,260)
                        -------------    --------------     ------------       ------------      ------------    ------------
Net (decrease) increase   812,734,784      (507,168,418)     123,841,103           (902,288)       43,502,241     (30,919,569)
                        =============    ==============     ============       ============      ============    ============

                     September 17, 2004
                (Commencement of Offering) to
                     September 30, 2004
                        (Unaudited)
                         ---------
Xpress Shares
Shares sold..........     625,294,955
Dividends reinvested.          24,398
Shares redeemed......     (31,694,152)
                         ------------
Net increase.........     593,625,201
                         ============

As of September 30, 2004, the breakdown of net assets by share class were as follows:



                                   Cortland General Money                                            Municipal Money
                                           Market Fund             U.S. Government Fund                Market Fund
                                -------------------------          --------------------          ---------------------

Cortland Shares................           $1,273,642,179               $170,504,545                  $105,903,433
Short Term Fund Shares.........               77,062,417                      --                             --
Advantage Shares...............            2,671,477,777                219,377,162                   125,269,178
Xpress Shares..................              593,625,201                      --                             --
                                          --------------                -----------                   -----------
   Total.......................           $4,615,807,574               $389,881,707                  $231,172,611
                                          ==============               ============                  ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
4. Tax Information
The tax character of all distributions paid during the years ended March 31, 2004 and 2003 were as follows:


                               Cortland General Money                                                  Municipal Money
                                   Market Fund                   U.S. Government Fund                    Market Fund
                          -----------------------------       ---------------------------       ---------------------------
                               Year Ended March 31,               Year Ended March 31,              Year Ended March 31,
                               2004           2003                2004            2003             2004             2003
                          -------------   ------------        ------------   ------------       ------------   ------------

Ordinary Income           $   9,891,564   $ 19,759,199        $    503,886   $  1,748,677       $   -0-        $     -0-
Tax - Exempt Income             -0-             -0-                -0-             -0-              325,646         656,634
Long Term Capital Gains             871         -0-                -0-             -0-                8,779          -0-


At March 31, 2004, there were no distributable earnings for the Cortland General Money Market Fund.

At March 31, 2004, the U.S. Government and Municipal Money Market Fund had undistributed income of $46,391 and $3, respectively, for income tax purposes.

5. Liabilities
At September 30, 2004, the Fund had the following liabilities:


                                     Cortland General Money                                                Municipal Money
                                           Market Fund                   U.S. Government Fund                Market Fund
                                     ----------------------              --------------------              ---------------

Fees payable to affiliates*          $     123,362                        $      10,028                     $      5,931
Dividends payable....                          385                                   97                               66
Payable for securities purchased        53,405,064                                 -0-                           827,359
Due to custodian.....                      -0-                                   22,040                             -0-
Accrued other payables                     483,980                               22,804                           10,585
                                     -------------                        -------------                     ------------
Total liabilities....                $  54,012,791                        $      54,969                     $    843,941
                                     =============                        =============                     ============

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich& Tang Services, Inc.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
6. Financial Highlights


                                                      Cortland General Money Market Fund
                                        ------------------------------------------------------------------------

                                        Six Months Ended
Cortland Shares                         September 30, 2004              For the Year Ended March 31,
---------------                                              ---------------------------------------------------
                                           (Unaudited)       2004       2003      2002         2001      2000
                                            ---------     ---------   --------- ---------   ---------  ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period         $    1.00    $  1.00      $   1.00   $  1.00    $ 1.00    $   1.00
                                             ----------   --------     ---------  --------   -------   ---------
Income from investment operations:
  Net investment income................           0.002      0.002         0.008     0.024     0.054       0.045
  Net realized and unrealized..........
  gain/(loss) on investments...........           0.000      0.000         0.000     0.000     0.000       0.000
                                             ----------   --------     ---------  --------   -------   ---------
  Total from investment operations                0.002      0.002         0.008     0.024     0.054       0.045

Less distributions from:
  Dividends from net investment income           (0.002)    (0.002)       (0.008)   (0.024)   (0.054)     (0.045)
  Net realized gains on investments....          (0.000)    (0.000)       (0.000)   (0.000)   (0.000)     (0.000)
                                             ----------   --------     ---------  --------   -------   ---------
Total distributions....................          (0.002)    (0.002)       (0.008)   (0.024)   (0.054)     (0.045)
                                             ----------   --------     ---------  --------   -------   ---------
Net asset value, end of period.........       $    1.00    $  1.00      $   1.00   $  1.00    $ 1.00    $   1.00
                                             ==========   ========     =========  ========   =======   =========

Total Return...........................            0.18%(a)   0.21%         0.79%     2.43%     5.55%       4.60%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)    $1,273,642   $1,252,029   $1,569,605 $1,359,746 $ 834,474 $ 834,259
Ratios to average net assets:

  Expenses (net of fees waived)                   0.98%(b)   1.00%         1.01%     1.01%     1.00%       0.97%
  Net investment income.................          0.37%(b)   0.21%         0.78%     2.14%     5.37%       4.54%
  Distribution fees waived..............          0.00%(b)   0.00%         0.00%     0.01%     0.02%       0.05%

(a)   Not annualized
(b)   Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





===============================================================================
6. Financial Highlights (Continued)


                                                                         Cortland General Money Market Fund
                                                        -------------------------------------------------------------------------
                                                        Six Months Ended        For the Year              September 5, 2002
Short Term Fund Shares                                 September 30, 2004           Ended           (Commencement of Offering) to
----------------------                                    (Unaudited)          March 31, 2004               March 31, 2003
                                                          -----------          --------------               --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........            $    1.00            $      1.00                  $      1.00
                                                           ----------           ------------                 -----------

Income from investment operations:
    Net investment income......................                 0.002                  0.002                        0.004
    Net realized and unrealized gain(loss) on investments       0.000                  0.000                          --
                                                           ----------           ------------                 ------------
Total from investment operations...............                 0.002                  0.002                        0.004
Less distributions from:
    Dividends from net investment income.......                (0.002)                (0.002)                      (0.004)
    Net realized gains on investments..........                (0.000)                (0.000)                      ( --  )
                                                           ----------           ------------                 ------------
Total distributions............................                (0.002)                (0.002)                      (0.004)
                                                           ----------           ------------                 ------------
Net asset value, end of period.................            $    1.00            $      1.00                  $      1.00
                                                           ==========           ============                 ============
Total Return...................................                 0.18%(a)               0.21%                        0.35%(a)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)......            $   77,063           $     93,039                 $    163,332
Ratios to average net assets:
    Expenses...................................                 1.00%(b)               1.00%                        1.00%(b)
    Net investment income......................                 0.34%(b)               0.22%                        0.58%(b)



(a)  Not annualized
(b)  Annualized
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
6. Financial Highlights (Continued)

                                                                         Cortland General Money Market Fund
                                                        -------------------------------------------------------------------------
                                                        Six Months Ended        For the Year              September 5, 2002
Advantage Shares                                       September 30, 2004           Ended           (Commencement of Offering) to
----------------                                           (Unaudited)          March 31, 2004               March 31, 2003
                                                           -----------          --------------               --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........            $    1.00            $      1.00                  $    1.00
                                                           ----------           ------------                 ----------

Income from investment operations:
    Net investment income......................                 0.002                  0.003                      0.002
    Net realized and unrealized gain(loss) on investments       0.000                  0.000                       --
                                                           ----------           ------------                 ----------
Total from investment operations...............                 0.002                  0.003                       0.002
Less distributions from:
    Dividends from net investment income.......                (0.002)                (0.003)                     (0.002)
    Net realized gains on investments..........                (0.000)                (0.000)                     ( --  )
                                                           ----------           ------------                 -----------
Total distributions............................                (0.002)                (0.003)                     (0.002)
                                                           ----------           ------------                 -----------
Net asset value, end of period.................            $    1.00            $      1.00                   $    1.00
                                                           ==========           ============                 ===========
Total Return...................................                 0.23%(a)               0.31%                       0.19%(a)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)......            $2,671,478           $ 1,858,743                  $2,365,911
Ratios to average net assets:
    Expenses...................................                 0.90%(b)              0.90%                       0.90%(b)
    Net investment income......................                 0.48%(b)              0.31%                       0.54%(b)
    Distribution and shareholder servicing fees waived          0.33%(b)              0.35%                       0.35%(b)


(a)   Not annualized
(b)   Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights (Continued)



                                                                Cortland General Money Market Fund
                                                                ----------------------------------

                                                                        September 17, 2004
Xpress Shares                                                      (Commencement of Offering) to
                                                                        September 30, 2004
                                                                            (Unaudited)
                                                                            -----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.............                           $    1.00
                                                                            ----------

Income from investment operations:
  Net investment income..........................                                0.000
  Net realized and unrealized gain(loss) on investments                           --
                                                                            ----------
Total from investment operations.................                                0.000
Less distributions from:
  Dividends from net investment income...........                               (0.000)
  Net realized gains on investments..............                               ( --  )
                                                                            ----------
Total distributions..............................                               (0.000)
                                                                            ----------
Net asset value, end of period...................                           $    1.00
                                                                            ==========
Total Return.....................................                                0.02%(a)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)........                           $  593,625
Ratios to average net assets:
  Expenses.......................................                                1.25%(b)
  Net investment income..........................                                0.49%(b)



(a)  Not annualized
(b)  Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
6. Financial Highlights (Continued)

                                                                            U.S. Government Fund
                                                ----------------------------------------------------------------------------

                                                Six Months Ended
Cortland Shares                                 September 30, 2004                            For the Year Ended March 31,
---------------                                                      -------------------------------------------------------
                                                   (Unaudited)       2004       2003      2002         2001      2000
                                                    ---------     ---------   --------- ---------   ---------  ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period               $    1.00     $   1.00    $   1.00       $   1.00    $   1.00    $   1.00
                                                   ----------    ---------   ---------      ---------   ---------   ---------

Income from investment operations:
  Net investment income.................                0.001        0.002       0.008          0.022       0.052       0.043
  Net realized and unrealized
   gain/(loss) on investments...........                 --          0.000       0.000          0.000       0.000       0.000
                                                   ----------    ---------   ---------      ---------   ---------   ---------
  Total from investment operations......                0.001        0.002       0.008          0.022       0.052       0.043

Less distributions from:
Dividends from net investment income                   (0.001)      (0.002)     (0.008)        (0.022)     (0.052)     (0.043)

  Net realized gains on investments.....               ( --  )      (0.000)     (0.000)        (0.000)     ( --  )     ( --  )
                                                  -----------    ---------   ---------      ---------   ---------   ---------
Total distributions.....................               (0.001)      (0.002)     (0.008)        (0.022)     (0.052)     (0.043)
                                                  -----------    ---------   ---------      ---------   ---------   ---------
Net asset value, end of period                     $    1.00     $   1.00    $   1.00       $   1.00    $   1.00    $   1.00
                                                  ===========    =========   =========      =========   =========   =========
Total Return............................                0.13%(a)     0.15%       0.76%          2.23%       5.37%       4.35%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)          $  170,505    $ 197,189   $ 177,455      $ 247,591   $  71,400   $  58,121
Ratios to average net assets:
  Expenses (net of fees waived).........                0.99%(b)     1.00%       1.01%          1.03%       1.00%       0.88%
  Net investment income.................                0.24%(b)     0.15%       0.69%          1.47%       5.26%       4.38%
  Distribution fees waived..............                0.00%(b)     0.00%       0.00%          0.00%       0.03%       0.16%


(a)  Not annualized
(b)  Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights (Continued)

                                                                              U.S. Government Fund
                                                        ------------------------------------------------------------------

                                                         Six Months Ended       For the Year             November 22, 2002
Advantage Shares                                        September 30, 2004          Ended          (Commencement of Offering) to
----------------                                           (Unaudited)         March 31, 2004             March 31, 2003
                                                           -----------          --------------           --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........            $    1.00            $    1.00                $    1.00
                                                           ----------           ----------               ----------

Income from investment operations:
    Net investment income......................                 0.002                0.003                    0.002
    Net realized and unrealized gain(loss) on investments        --                  0.000                      --
                                                           ----------           ----------               ----------
Total from investment operations...............                 0.002                0.003                    0.002
Less distributions from:
    Dividends from net investment income.......                (0.002)              (0.003)                  (0.002)
    Net realized gains on investments..........                ( --  )              (0.000)                  ( --  )
                                                           ----------           ----------               ----------
Total distributions............................                (0.002)              (0.003)                  (0.002)
                                                           ----------           ----------               ----------
Net asset value, end of period.................            $    1.00            $    1.00                $    1.00
                                                           ==========           ==========               ==========
Total Return...................................                 0.17%(a)             0.26%                    0.18%(a)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)......            $  219,377           $   95,525               $   96,429
Ratios to average net assets:
    Expenses...................................                 0.90%(b)             0.90%                    0.90%(b)
    Net investment income......................                 0.42%(b)             0.24%                    0.51%(b)
    Distribution and shareholder servicing fees waived          0.34%(b)             0.35%                    0.35%(b)


(a)   Not annualized
(b)   Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
6. Financial Highlights (Continued)


                                                                          Municipal Money Market Fund
                                                ----------------------------------------------------------------------------

                                                Six Months Ended
Cortland Shares                                 September 30, 2004                  For the Year Ended March 31,
---------------                                                      -------------------------------------------------------
                                                   (Unaudited)       2004       2003        2002         2001      2000
                                                    ---------     ---------   ---------   ---------    ---------  ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period               $   1.00       $   1.00     $    1.00    $   1.00    $   1.00     $   1.00
                                                   ---------      ---------   -----------   ---------   ---------    ---------

Income from investment operations:
  Net investment income.................               0.001          0.001         0.005       0.015       0.031        0.026
  Net realized and unrealized
   gain/(loss) on investments...........                 --           0.000          --           --        0.000        0.000
                                                   ---------      ---------   -----------   ---------   ---------    ---------
Total from investment operations........               0.001          0.001         0.005       0.015       0.031        0.026

Less distributions from:
  Dividends from net investment income                (0.001)        (0.001)       (0.005)     (0.015)     (0.031)      (0.026)
   Net realized gains on investments....              ( --  )        (0.000)       ( --  )     (0.000)     ( --  )      ( --  )
                                                   ---------      ---------   -----------   ---------   ---------    ---------
Total distributions.....................              (0.001)        (0.001)       (0.005)     (0.015)     (0.031)      (0.026)
                                                   ---------      ---------   -----------   ---------   ---------    ---------
Net asset value, end of period                     $   1.00       $   1.00     $    1.00    $   1.00    $   1.00     $   1.00
                                                   =========      =========   ===========   =========   =========    =========

Total Return............................               0.09%(a)       0.13%         0.49%       1.48%       3.17%        2.58%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)          $ 105,904      $ 106,058    $   90,001   $  67,782   $  61,891    $  54,792
Ratios to average net assets:
  Expenses (net of fees waived)                        1.00%(b)       0.98%         1.00%       1.00%       1.00%        1.00%
  Net investment income.................               0.17%(b)       0.12%         0.47%       1.43%       3.06%        2.55%
  Distribution fees waived..............               0.00%(b)       0.02%         0.01%       0.03%       0.03%        0.03%

(a)   Not Annualized
(b)   Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights (Continued)

                                                                              Municipal Money Market Fund
                                                        ------------------------------------------------------------------

                                                         Six Months Ended       For the Year             November 22, 2002
Advantage Shares                                        September 30, 2004          Ended          (Commencement of Offering) to
----------------                                           (Unaudited)         March 31, 2004             March 31, 2003
                                                           -----------          --------------           --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........            $    1.00            $    1.00                $    1.00
                                                           ----------           ----------               ----------
Income from investment operations:
    Net investment income......................                 0.001                0.002                    0.001
    Net realized and unrealized gain(loss) on investments        --                  0.000                     --
                                                           ----------           ----------               ----------
Total from investment operations...............                 0.001                0.002                    0.001
Less distributions from:
    Dividends from net investment income.......                (0.001)              (0.002)                  (0.001)
    Net realized gains on investments..........                ( --  )              (0.000)                  ( --  )
                                                           ----------           ----------               ----------
Total distributions............................                (0.001)              (0.002)                  (0.001)
                                                           ----------           ----------               ----------
Net asset value, end of period.................            $    1.00            $    1.00                $    1.00
                                                           ==========           ==========               ==========
Total Return...................................                 0.14%(a)             0.21%                    0.12%(a)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)......            $  125,269           $   81,769               $  112,686
Ratios to average net assets:
    Expenses...................................                 0.90%(b)             0.90%                    0.90%(b)
    Net investment income......................                 0.28%(b)             0.21%                    0.32%(b)
    Distribution and shareholder servicing fees waived          0.35%(b)             0.35%                    0.35%(b)

(a) Not Annualized
(b) Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund will be required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters beginning with its third quarter ending on December 31, 2004. Once filed, the Fund's Form N-Q will be available without charge on the SEC's website (http//www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).


INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31st of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------







                                        CORTLAND
                                        TRUST, INC.


















                                                          Semi-Annual Report
                                                          September 30, 2004
                                                              (Unaudited)





























  CRT9/04S

--------------------------------------------------------------------------------

ITEM 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                      SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cortland Trust, Inc.

By (Signature and Title)*       /s/ Rosanne Holtzer
                                    Rosanne Holtzer, Secretary
Date: December 2, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Steven W. Duff
                                    Steven W. Duff, President
Date: December 2, 2004

By (Signature and Title)*       /s/ Richard De Sanctis
                                    Richard DeSanctis, Treasurer
Date: December 2, 2004

* Print the name and title of each signing officer under his or her signature.